DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	MAGIC SOFTWARE ENTERPRISES LTD
Entity Central Index Key	0000876779
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	mgic
Entity Common Stock, Shares Outstanding	36,626,728
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 37,744	$ 28,711
Short-term bank deposits	0	2,170
Available-for-sale marketable securities (Note 4)	890	1,241
Trade receivables (net of allowance for doubtful accounts of $ 1,927 and $ 2,103 at December 31, 2011 and 2012, respectively)	28,367	24,946
Other accounts receivable and prepaid expenses (Note 6)	6,696	6,401
Total current assets	73,697	63,469
LONG-TERM RECEIVABLES:
Severance pay fund	351	351
Other long-term receivables	2,287	3,824
Total long-term receivables	2,638	4,175
PROPERTY AND EQUIPMENT, NET (Note 7)	1,898	2,029
INTANGIBLE ASSETS, NET (Note 8)	29,661	27,401
GOODWILL (Note 9)	44,344	38,897
Total assets	152,238	135,971
LIABILITIES AND SHAREHOLDERS' EQUITY
Trade payables	4,722	3,545
Accrued expenses and other accounts payable (Note 10)	17,537	15,752
Deferred tax liability	2,355	2,509
Deferred revenues	4,160	5,359
Total current liabilities	28,774	27,165
ACCRUED SEVERANCE PAY	1,245	1,087
LONG TERM LIABILITIES:	750	744
LIABILITIES DUE TO ACQUISITION ACTIVITIES (Note 3)	1,192	1,350
COMMITMENTS AND CONTINGENCIES (Note 14)
REDEEMABLE NON-CONTROLLING INTEREST	2,160	0
SHAREHOLDERS' EQUITY (Note 12):
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2011 and 2012; Issued and Outstanding: 36,490,020 and 36,626,728 shares at December 31, 2011 and 2012, respectively	811	808
Additional paid-in capital	125,288	124,616
Accumulated other comprehensive loss	(586)	(19)
Accumulated deficit	(7,727)	(20,249)
Total Magic shareholders' equity	117,786	105,156
Non-controlling interests	331	469
Total shareholders' equity	118,117	105,625
Total liabilities, redeemable non-controlling interest and shareholders' equity	$ 152,238	$ 135,971

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts trade receivables, net (in dollars)	$ 2,103	$ 1,927
Ordinary stock of NIS, par value (in dollars per share)	$ 0.1	$ 0.1
Ordinary stock of NIS, shares authorized	50,000,000	50,000,000
Ordinary stock of NIS, shares issued	36,626,728	36,490,020
Ordinary stock of NIS, shares outstanding	36,626,728	36,490,020

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 16):
Software	$ 23,684	$ 23,110	$ 20,111
Maintenance and technical support	22,384	16,751	14,407
Consulting services	80,312	73,467	54,060
Total revenues	126,380	113,328	88,578
Cost of revenues:
Software	7,439	5,771	5,320
Maintenance and technical support	3,238	2,250	2,070
Consulting services	62,716	59,237	44,058
Total cost of revenues	73,393	67,258	51,448
Gross profit	52,987	46,070	37,130
Operating costs and expenses:
Research and development, net (Note 13a)	2,947	2,047	2,072
Selling and marketing	22,990	20,147	17,526
General and administrative	10,642	9,159	8,194
Total operating costs and expenses	36,579	31,353	27,792
Operating income	16,408	14,717	9,338
Financial income (expenses), net (Note 13b)	10	221	(224)
Other income, net	136	125	159
Income before taxes on income	16,554	15,063	9,273
Taxes on income (tax benefit) (Note 11)	94	(203)	(102)
Net income	16,460	15,266	9,375
Change in redeemable non-controlling interests	253	0	0
Net income attributable to non-controlling interests	24	222	0
Net income attributable to Magic Software Enterprises Shareholders	$ 16,183	$ 15,044	$ 9,375
Net earnings per share attributable to Magic Software Enterprises' shareholders (Note 15):
Basic and diluted earnings per share (in dollars per share)	$ 0.44	$ 0.41	$ 0.29

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 16,460	$ 15,266	$ 9,375
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments, net	(621)	(423)	416
Unrealized gain from derivative instruments, net	29	(23)	6
Unrealized loss from available-for-sale securities, net	28	(73)	(49)
Total other comprehensive income (loss), net of tax	(564)	(519)	373
Total comprehensive income	15,896	14,747	9,748
Comprehensive income attributable to redeemable non-controlling interests	280	0	0
Comprehensive income attributable to non-controlling interests	27	(169)	0
Comprehensive income attributable to Magic Software Enterprises' shareholders	$ 15,643	$ 14,578	$ 9,748

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 683	$ 101,099	$ 74	$ (44,668)	$ 0	$ 57,188
Balance (in shares) at Dec. 31, 2009	31,936,426
Exercise of stock options	19	1,320	0	0	0	1,339
Exercise of stock options (in shares)	685,564
Issuance of Ordinary shares and warrants (net of issuance expenses $ 1,080)	92	20,198	0	0	0	20,290
Issuance of Ordinary shares and warrants (net of issuance expenses $ 1,080) (in shares)	3,287,616
Stock-based compensation expenses	0	300	0	0	0	300
Other comprehensive income	0	0	373	0	0	373
Net income	0	0	0	9,375	0	9,375
Balance at Dec. 31, 2010	794	122,917	447	(35,293)	0	88,865
Balance (in shares) at Dec. 31, 2010	35,909,606
Exercise of stock options	14	861	0	0	0	875
Exercise of stock options (in shares)	580,414
Stock-based compensation expenses	0	633	0	0	0	633
Cost related to issuance of Ordinary shares	0	(21)	0	0	0	(21)
Non-controlling interest as part of acquisitions	0	0	0	0	1,766	1,766
Acquisition of non-controlling interests	0	226	0	0	(1,466)	(1,240)
Other comprehensive income	0	0	(466)	0	(53)	(519)
Net income	0	0	0	15,044	222	15,266
Balance at Dec. 31, 2011	808	124,616	(19)	(20,249)	469	105,625
Balance (in shares) at Dec. 31, 2011	36,490,020
Exercise of stock options	3	306	0	0	0	309
Exercise of stock options (in shares)	136,708
Stock-based compensation expenses	0	515	0	0	0	515
Dividend	0	0	0	(3,661)	0	(3,661)
Acquisition of non-controlling interests	0	(149)	0	0	(165)	(314)
Other comprehensive income	0	0	(567)	0	3	(564)
Net income	0	0	0	16,183	24	16,460
Balance at Dec. 31, 2012	$ 811	$ 125,288	$ (586)	$ (7,727)	$ 331	$ 118,117
Balance (in shares) at Dec. 31, 2012	36,626,728

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Issuance of Ordinary shares net of issuance expenses	$ 1,080

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 16,460	$ 15,266	$ 9,375
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,444	5,040	4,566
Interest expenses related to liabilities in connection with acquisitions	48	112	173
Accrued severance pay, net	8	143	11
Loss on sale of property and equipment	0	10	0
Stock-based compensation expenses	515	633	300
Amortization of marketable securities premium, accretion of discount	0	(14)	(17)
Loss on sale and maturity of marketable securities	0	0	3
Gain on sale of subsidiary's operation	(136)	(136)	(146)
Decrease (increase) in trade receivables, net	11	(5,405)	(198)
Decrease (increase) in other long term and short term accounts receivable and prepaid expenses	145	(1,753)	241
Increase in trade payables	780	446	26
Increase (decrease) in accrued expenses and other accounts payable	(2,279)	953	(288)
Increase (decrease) in deferred revenues	(1,131)	1,593	(85)
Change in deferred income taxes, net	1,083	(1,650)	436
Net cash provided by operating activities	22,948	15,238	14,397
Cash flows from investing activities:
Capitalized software development costs	(4,969)	(5,222)	(3,595)
Purchase of property and equipment	(510)	(497)	(583)
Cash paid in conjunction with acquisitions, net of acquired cash	(7,627)	(23,640)	(10,225)
Proceeds from sale of subsidiary's operation	136	136	146
Proceeds from sale of property and equipment	0	0	414
Proceeds from sale of marketable securities	0	0	361
Proceeds from maturity of marketable securities	343	1,557	830
Investment in marketable securities	0	0	(393)
Prepayment on investment	0	0	(1,160)
Proceeds from short-term bank deposits	3,601	21,974	15,077
Change in loans to employees and other deposits ,net	(34)	17	28
Investment in short-term bank deposit	(1,366)	(24,153)	(1,291)
Net cash used in investing activities	(10,426)	(29,828)	(391)
Cash flows from financing activities:
Proceeds from exercise of options by employees	309	875	1,339
Issuance (expense on issuance) of Ordinary shares	0	(21)	20,290
Dividend paid	(3,661)	0	(15,974)
Short-term credit, net	14	20	(717)
Purchase of non-controlling interest	(87)	(1,377)	0
Repayment of long-term loans	0	0	(23)
Net cash provided by (used in) financing activities	(3,425)	(503)	4,915
Effect of exchange rate changes on cash and cash equivalents	(64)	143	390
Increase (decrease) in cash and cash equivalents	9,033	(14,950)	19,311
Cash and cash equivalents at the beginning of the year	28,711	43,661	24,350
Cash and cash equivalents at end of the year	37,744	28,711	43,661
Supplementary information on investing and financing activities not involving cash flows:
Deferred acquisition payment	3,103	0	4,645
Contingent acquisition payment	1,192	750	414
Supplemental disclosure of cash flow activities:
Income taxes	1,250	1,015	709
Interest	$ 17	$ 8	$ 131

GENERAL	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

Magic Software Enterprises Ltd. ("the Company"), an Israeli company, and its subsidiaries ("the Group") develop, market, sale and support software development and deployment technology ("the Magic technology") and software solutions developed using the Magic technology. Magic technology enables enterprises to accelerate the process of building and deploying software applications that can be rapidly customized and integrated with existing systems. Through its subsidiaries, the Company provides flexible and comprehensive range of consulting and staffing services in the areas of infrastructure design and delivery, application development, technology planning and implementation services. The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and non-proprietary software and related services) and IT professional services, each of which is comprised of two reporting units (see Note 16 for further details). The principal markets of the Group are Europe, United States, Japan and Israel (see Note 16).

For information about the Company's holdings in subsidiaries and affiliates, see Appendix A to the consolidated financial statements.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), applied on a consistent basis, as follows:

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets and their subsequent impairment analysis, revenue recognition, tax assets and tax positions, legal contingencies, research and development capitalization and stock-based compensation costs. Actual results could differ from those estimates.

Financial statements in United States dollars

A substantial portion of the revenues and expenses of the Company and certain of its subsidiaries is generated in U.S. dollars ("dollar"). The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with the Financial Accounting Standards Board ("FASB) Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

For those foreign subsidiaries whose functional currency is not the dollar, all balance sheet amounts have been translated using the exchange rates in effect at each balance sheet date. Statement of income amounts have been translated using the average exchange rate prevailing during each year. Such translation adjustments are reported as a component of other comprehensive income (loss) in equity.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

Non-controlling interests of subsidiaries represent the non-controlling shareholders' share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified as mezzanine equity, separate from permanent equity, on the consolidated balance sheets and measured at each reporting period at the higher of their redemption amount or the Non controlling interest book value, in accordance with the requirements of ASC 810 "Consolidation" and ASC 480-10-S99-3A, "Distinguishing Liabilities from Equity".

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2012	$-
Redeemable non-controlling interests (see Note 3f)	1,880
Net income attributable to redeemable non-controlling interests	253
Foreign currency translation adjustments	27
December 31, 2012	$2,160

Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

Short-term deposits and restricted deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. Restricted deposits are used to secure certain Group's ongoing projects and are classified under other receivables.

As of December 31, 2011, short-term deposits were in U.S. dollars and Hungarian Forint and bearing interest at an average annual rate of 2.4% and 4.4%, respectively. As of December 31, 2012, Short-term deposits amounted to $0. The restricted deposits as of December 31, 2011 and 2012 amounted to $0 and $196, respectively.

Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt and equity securities are classified as available-for- sale and reported at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss), as a separate component of shareholders' equity.

Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in financial income, net, together with accretion (amortization) of discount (premium), and interest or dividends.

The Company recognizes an impairment charge when a decline in the fair value of an investment that falls below the cost basis is determined to be other-than-temporary.

Declines in fair value of available-for-sale equity securities that are considered other-than-temporary, based on criteria described in SAB Topic 5M, "Other Than Temporary Impairment of Certain Investments in Equity Securities", are charged to earnings (based on the entire difference between fair value and amortized cost). Factors considered in making such a determination include the duration and severity of the impairment, the financial condition and near-term prospects of the issuer, and the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in market value.

For declines in value of debt securities, the Company applies an amendment to ASC 320. Under the amended impairment model, an other-than-temporary impairment loss is deemed to exist and recognized in earnings if the Company intends to sell or if it is more likely than not that it will be required to sell, a debt security, before recovery of its amortized cost basis. If the criteria mentioned do not exist, the Company evaluates the collectability of the security in order to determine if the security is other than temporary impaired.

For debt securities that are deemed other-than-temporary impaired, the amount of impairment recognized in the statement of operations is limited to the amount related to "credit losses" (the difference between the amortized cost of the security and the present value of the cash flows expected to be collected), while impairment related to other factors is recognized in other comprehensive income. No other than temporary impairments have been recognized in all periods presented.

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Business combinations

The Company accounts for business combinations under ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives, (until their completion or abandonment), contingent consideration to be recorded on the acquisition date and restructuring and acquisition-related deal costs of the acquirer to be expensed as incurred. As required by ASC 820, "Fair Value Measurements and disclosures" the Company applies assumptions that marketplace participants would consider in determining the fair value of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Variable interest entities

ASC 810, "Consolidation" provides a framework for identifying variable interest entities (or "VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary requires judgment and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Effective as of January 1, 2010, the Company applies updated guidance for the consolidation of VIEs. The guidance qualitative approach, based on which enterprise has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. Determination about whether an enterprise should consolidate a VIE is required to be evaluated continuously as changes to existing relationships or future transactions.

One of the Company's U.S. based consulting and staffing services business acquired through one of its wholly owned subsidiaries on January 17, 2010 (see Note 3a) is considered to be a VIE. The subsidiary is the primary beneficiary of the VIE, as a result of the fact that it holds the power to direct the activities of the acquired business, which significantly impacts its economic performance, and has the right to receive benefits accruing from the acquired business.

Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to be Sold, Leased or Marketed".

The Company and its subsidiaries establish technological feasibility upon completion of a detailed program design or working model.

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

Capitalized software costs are amortized on a product by product basis by the straight-line method over the estimated useful life of the software product (between 2-5 years). The Company assesses the recoverability of these intangible assets on a regular basis by determining whether the amortization of the asset over its remaining economical useful life can be recovered through undiscounted future operating cash flows from the specific software product sold. During the years ended December 31, 2010, 2011 and 2012, no such unrecoverable amounts were identified.

Impairment of long-lived assets and intangible assets subject to amortization

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

As required by ASC 820, "Fair Value Measurements and disclosures" the Company applies assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

Intangible assets with finite lives are amortized over their economic useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Distribution rights, acquired technology and non-compete were amortized on a straight line basis and customer relationships and backlog were amortized on an accelerated method basis over a period between 3.5 - 15 years based on the intangible assets identified.

During the years ended December 31, 2010, 2011 and 2012, no impairment was identified.

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350,"Intangibles - Goodwill and Other", goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. As of December 31, 2012, the Company operates in two operating segments each comprised of two reporting units.

For the Company's 2010 and 2011 annual impairment tests and as required by ASC 350, the Company compared the fair value of each of its reporting units to its carrying value ('step 1'). If the fair value exceeded the carrying value of the reporting unit net assets, goodwill is considered not impaired, and no further testing is required. If the carrying value exceeded the fair value of the reporting unit, then the implied fair value of goodwill is determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss is recorded for the excess, if any, of the carrying value of goodwill over its implied fair value ('step 2').

As required by ASC 820, "Fair Value Measurements and Disclosures", the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.

In 2010 and 2011 in order to determine the fair value of its two reporting units, the Company implemented an 'income approach'. Under the income approach expected future cash flows are discounted to their present value using an appropriate rate of return. Judgments and assumptions related to future cash flows (projected revenues, operating expenses, and capital expenditures), future short-term and long-term growth rates, and weighted average cost of capital, are believed to be similar to those of market participants and to represent both the specific risks associated with the business, and capital market conditions, are inherent in developing the discounted cash flow model.

In September 2011, the FASB issued ASU 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company adopted the provisions of ASU 2011-08 to each of its reporting units, for its annual impairment test in 2012. This analysis determines that no indicators of impairment existed primarily because (1) the Company's market capitalization has consistently exceeded its book value by a sufficient margin, (2) the Company's overall financial performance has been stable since its respective acquisitions, and (3) forecasts of operating income and cash flows generated by the Company's reporting units appear sufficient to support the book values of the net assets of each reporting unit.

The Company performed annual impairment tests during the fourth quarter of each of 2010, 2011 and 2012 and did not identify any impairment losses (see Note 9).

Revenue recognition

The Company derives its revenues from licensing the rights to use software (proprietary and non-proprietary), provision of related professional services, maintenance and technical support as well as from other IT professional services. The Company sells its products and services primarily through its direct sales force and indirectly through distributors and value added resellers.

The Company accounts for its software sales in accordance with ASC 985-605, "Software Revenue Recognition". Software license revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

As required by ASC 985-605, the Company allocates revenues to the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

The Company generally does not grant a right of return to its customers. When a right of return exists, the Company defers revenue until the right of return expires, at which time revenue is recognized provided that all other revenue recognition criteria are met.

Revenue from professional services both related to the software and the IT professional services businesses consists of billable hours for services provided and is recognized as the services are rendered.

Arrangements that include professional services bundled with licensed software and other software related elements, are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. When services are considered essential to the software, revenues under the arrangement are recognized using contract accounting based on ASC 605-35, "Construction-Type and Production-Type Contracts", on a percentage of completion method based on inputs measures. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss for the entire contract. During the years ended December 31, 2010, 2011 and 2012, no such estimated losses were identified.

When professional services are not considered essential to the functionality of other elements of the arrangement, revenue allocable to the services is recognized as the services are performed, using VSOE of fair value. In most cases, the Company has determined that the services are not considered essential to the functionality of other elements of the arrangement.

Deferred revenue includes unearned amounts received under maintenance, support and services contracts, and amounts received from customers but not yet recognized as revenues.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale and requires significant judgment.

Severance pay

The Company's and its Israeli subsidiary's obligation for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of the Severance Pay Law, 1963) is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and are presented on an undiscounted basis (referred to as the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's obligation for all of its Israeli employees is fully provided for by monthly deposits with insurance policies and by an accrual.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to the Israeli Severance Pay Law or labor agreements and are recorded as an asset in the Company's consolidated balance sheet.

The Company and its Israeli subsidiary's agreements with most of their Israeli employees are in accordance with Section 14 of the Severance Pay Law -1963, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them instead of severance compensation. Upon release of deposited amounts to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $ 461, $ 609 and $ 829, respectively.

Advertising expenses

Advertising expenses are charged to selling and marketing expenses, as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 320, $ 313 and $ 556, respectively.

Income taxes

The Company and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes". The ASC prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as current or non-current according to the expected reversal dates.

The Company utilizes a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 "Income Taxes." Under the first step the Company evaluates a tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes.

Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share."

A portion of the outstanding stock options have been excluded from the calculation of the diluted earnings per share because such securities are anti-dilutive. The total weighted average number of Ordinary shares related to the outstanding options excluded from the calculations of diluted earnings per share was 615,838, 550,430 and 669,887 for the years ended December 31, 2010, 2011 and 2012, respectively.

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company measures and recognizes compensation expense for share-based awards based on estimated fair values on the date of grant using the Binomial option-pricing model ("the Binomial model"). The Binomial model for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated based on employees' historical option exercise behavior.

The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. Expected volatility is based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. Historically the Company did not hold any foreseeable plans to pay dividends and therefore used an expected dividend yield of zero in its past years option pricing models. In September 2012, the Company adopted a dividend distribution policy according to which it will distribute in each year a dividend of up to 50% of its annual distributable profits. Therefore, the Company will use an expected dividend yield for its future grants.

The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

For awards with performance conditions, compensation cost is recognized over the requisite service period if it is 'probable' that the performance conditions will be satisfied, as defined in ASC 450-20-20, "Loss Contingencies."

During 2012, no options were granted or modified.

The fair value for the Company's stock options granted to employees and directors was estimated using the following weighted-average assumptions:

	2010	2011

Dividend yield	0%	0%
Expected volatility	61.2% - 62.8%	63.3% - 65.3%
Risk-free interest rate	2.53%-3.71%	2.1%
Expected forfeiture (employees)	9.7%	8.4%
Expected forfeiture (executives)	7.1%	5.2%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple (employees)	2.3	2.7
Suboptimal exercise multiple (executives)	3	3.2

During the years ended December 31, 2010, 2011 and 2012, the Company recognized stock-based compensation expense related to employee stock options in the amount of $ 300, $ 633 and $ 515, respectively, as follows:

	Year ended December 31,
	2010	2011	2012

Cost of revenue	$2	$4	$16
Research and development	61	54	114
Selling and marketing	75	92	82
General and administrative	162	483	303

Total stock-based compensation expense	$300	$633	$515

Concentrations of credit risk

Financial instruments that potentially subject the Company and its subsidiaries to concentration of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The Company's cash and cash equivalents and short-term deposits are invested primarily in deposits with major banks worldwide, mainly in the United States and Israel, however, such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company believes that such institutions are of high rating and therefore bear low risk.

The Company's marketable securities include investments in commercial and government bonds and foreign banks. The Company's marketable securities are considered to be highly liquid and have a high credit standing. In addition, management considered its portfolios in foreign banks to be well-diversified (also refer to Note 4).

Trade receivables of the Company and its subsidiaries are derived from sales to customers located primarily in the United States, Europe, Japan, South Africa and Israel. The Company performs ongoing credit evaluations of its customers and to date, has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The expense related to doubtful accounts for the years ended December 31, 2010, 2011 and 2012 was $ 204, $ 136 and $ 420, respectively.

The Company has entered into foreign exchange forward contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to salary and related expenses. These derivative instruments are designed to offset the Company's non-dollar currency exposure (see "Derivative instruments" below).

Fair value measurements

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity;

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income." This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivative instruments designated as hedges and unrealized gain and loss on available-for-sale marketable securities.

Derivative instruments

A significant portion of the Company's revenues, expenses and earnings is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk is also managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions. The derivative instruments hedge or offset exposures to Euro, Japanese Yen and NIS exchange rate fluctuations.

ASC 815, "Derivatives and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities in their balance sheet at fair value. Derivative instruments that are designated and qualify as hedges of forecasted transactions (i.e., cash flow hedges) are carried at fair value with the effective portion of a derivative's gain or loss recorded in other comprehensive income and subsequently recognized in earnings in the same period or periods in which the hedged forecasted transaction affects earnings. For derivative instruments that are not designated and qualified as hedging instruments, the gains or losses on the derivative instruments are recognized in current earnings during the period of the change in fair values.

The derivative instruments used by the Company are designed to reduce the market risk associated with the exposure of its underlying transactions to fluctuations in currency exchange rates.

The Company has instituted a foreign currency cash flow hedging program in order to hedge against the risk of overall changes in future cash flows. The Company hedges portions of its forecasted expenses denominated in NIS with currency forwards contracts and put and call options. These forward and option contracts are designated as cash flow hedges.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change.

For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

The notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $ 2,591 and $ 519 as of December 31, 2011 and 2012, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Euros was $ 506 as of December 31, 2011 and $ 0 as of December 31, 2012, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Japanese Yen was none as of December 31, 2011 and $ 1,276 as of December 31, 2012, respectively.

At December 31, 2012, the effective portion of the Company's cash flow hedges before tax effect was $ 16, all of which is expected to be reclassified from accumulated other comprehensive income to operating expenses within the next 12 months.

The following tables present fair value amounts and gains and losses of derivative instruments and related hedged items:

	Fair values of derivative instruments
	Assets
		December 31,
	Balance sheet item	2011	2012
Assets

Derivatives not designated as hedging	"Other accounts receivable and prepaid expenses"	$54	$140
Cash flow hedging:
Foreign exchange option contracts	" Other accounts receivable and prepaid expenses"	-	16

Liabilities

Cash flow hedging:
Foreign exchange option contracts	"Accrued expenses and other accounts payable "	(12)	-

Total derivatives		$42	$156

	Loss recognized in other comprehensive	Statements	Gain (loss) recognized in the statements of income
	income	of	Year ended December 31,
	2012	income item	2010	2011	2012
	(Effective portion)
Cash flow hedging:
Foreign exchange forward and option contracts	29	"Operating expenses"	$(55)	$63	$-

Derivatives not designated as hedging:
Foreign exchange forward contracts		"Financial expenses, net"	4	59	245

Total derivatives			$(51)	$122	$245

Reclassification

Certain amounts in prior years' financial statements have been reclassified to conform with the current year's presentation (see Note 3).

Impact of recently issued accounting standards

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company on January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption did not have a material impact on the Company's consolidated results of operations or financial condition.

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.	The Company purchased a consulting and staffing services business of a U.S.-based IT services company on January 17, 2010, for a total consideration of $ 13,684, of which $ 8,625 was paid upon closing and the remaining contingent payment of $ 5,400 has been paid as of December 31, 2012.

In accordance with ASC 805-30-35-1 the Company re-measured the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The deferred payment was recorded at present value and was amortized using the interest method during the relevant period into financial expenses. As a result, since the acquisition the Company recorded financial expenses of $ 173, $ 112 and $ 48 during 2010, 2011 and 2012, respectively.

The acquired business provides a comprehensive range of consulting and staffing services for the telecom, network communications and the information technology industry.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 17, 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based on an appraisal performed by management, which included a number of factors, including the assistance of independent appraisers.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Working capital, including deferred tax liability	$3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873

Total assets acquired	13,684

Liabilities due to acquisition activities	5,059

Net assets acquired	$8,625

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach known as the "Multi-Period Excess Earnings Approach." This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 4,873 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over periods ranging from 4-15 years, based on two types of customer relationships identified.

b.	On October 31, 2010, the Company purchased an 88% interest in Xsell Resources Inc, a consulting and staffing services company including a put and call option provided to the seller and to the Company, respectively, allowing to increase its holdings to 100%. The option price is calculated based on a multiple of gross profit. The Company paid a cash purchase price of $ 1,600. The acquired company provides a comprehensive range of consulting and staffing services for information technology industry.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing October 31, 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based on an appraisal performed by management, which included a number of factors, including the assistance of independent appraisers, which was completed in 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net liabilities	$(908)
Non-controlling interest	(165)
Goodwill	1,988
Customer relationships	685

Total assets acquired	$1,600

Identifiable intangible assets, including customer relationships, were valued using a variation of the income approach known as the "Multi-Period Excess Earnings Approach." This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 685 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over a period of 6 years, based on the identified customer relationships.

During 2012, the Company exercised its call option and acquired the remaining 12% interest thereby completing the acquisition of 100% of the shares for an additional consideration of $ 314. As a result, the Company adjusted the non-controlling interest related to the acquisition that was initially recorded at the date of acquisition by an aggregate amount of $ 165, and a related adjustment to additional paid-in capital of $ 149.

c.	On January 1, 2011, the Company acquired a 51% ownership interest in its South African distributor, Magix Integration (Proprietary) Ltd., ("Magix Integration") for total consideration of up to $ 1,560 based on achievement by Magix Integration of certain performance targets for 2011, and an option to increase its holdings by 24% to 75% in total with a fair value of $ (807). The Company made an advance payment in cash as of December 2010 of $1,160 on account of this acquisition. Magix Integration specializes in the software integration and application development of the Company's platforms as well as the support of large-scale and complex systems in the public and financial sectors in South Africa. The Company believes that this acquisition will contribute to the Company's growth and presence in the region. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 1, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Fixed assets	$8
Non-controlling interest	(1,323)
Deferred tax liability	(437)
Goodwill	2,159
Customer relationships	1,560

Total assets acquired	1,967

Liabilities due to acquisition activities	(807)

Net assets acquired	$1,160

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 1,560 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over a period of ten years, based on the customer relationships identified.

On April 1, 2011, the Company exercised its option to acquire the 24% in Magix Integration as stipulated in the original acquisition agreement for $ 1,105. On October 1, 2011, the Company purchased additional shares in Magix Integration, thereby completing the acquisition of 100% of the shares in Magix Integration for an additional consideration of up to $ 587 based on achievement by Magix Integration of certain performance targets through 2012. As a result, the Company adjusted the non-controlling interest related to Magix Integration that was initially recorded at the date of acquisition and income attributed to the Magix Integration non-controlling interest up-to the exercise of the option and additional purchase by an aggregate of $ 1,466, and a related adjustment to additional paid in capital of $ 226.

d.	In May 2011, the Company acquired a 95% interest in Complete Business Solutions Ltd, and a 100% interest in Complete Information Technology Ltd., The companies are prominent software solution providers and leading Business Partners of SAP with many years of experience in distributing and implementing SAP Business One ERP Software. The Company paid a cash purchase price of $ 5,967.

The Company believes that the acquisition of this business will enable it to expand its offers and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing May 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets	$572
Non-controlling interest	(262)
Intangible assets	2,359
Deferred tax liability	(589)
Goodwill	3,887
Net assets acquired	$5,967

*)	In the 2011 financial statements, the Company included provisional amounts of the estimated fair values of the tangible and intangible assets. In 2012, the Company completed the valuation of the tangible and intangible assets. As a result, the main adjustments recorded in the fair value of the tangible and intangible assets and liabilities at the purchase date were increase in goodwill of $ 480 and recognition of deferred tax liability of $ 589. Adjustments recorded in profit and loss were immaterial.

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

Amounts of $ 1,930 and $ 429 of the purchase price were allocated to customer relationships and the non-compete agreement, respectively. The Company amortizes the customer relationships and non-compete agreement over periods of 4-10 years and 8 years, respectively.

e.	On December 27, 2011, the Company completed the acquisition of the AppBuilder activity of BluePhoenix Solutions ("AppBuilder"), a leading provider of value-driven legacy IT modernization solutions, for $ 12,565. During 2012, the Company paid an additional amount of $ 140 with respect to the acquisition. AppBuilder is a comprehensive application development infrastructure used by many enterprises around the world. This premier enterprise application development environment is a powerful, model-driven tool that enables development teams to build, deploy, and maintain large-scale, custom-built business applications. The Company believes the acquisition will broaden its product portfolio and strengthens the presence in numerous global markets. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705

*)	In the 2011 financial statements the Company included provisional amounts of the estimated fair values of the tangible and intangible assets. In 2012, the Company completed the valuation of the tangible and intangible assets. As a result, the main adjustments recorded in the fair value of the tangible and intangible assets and liabilities at the purchase date were increase in intangible assets of $ 1,465 and increase in deferred revenues of $ 1,348. Adjustments recorded in profit and loss were immaterial.

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

Amounts of $ 4,430, $ 2,138 and $ 683 of the purchase price were allocated to customer relationships, developed technology and backlog, respectively. The Company amortizes the customer relationships, backlog and acquired technology over periods of 15 years, 15 years and 3.5 years, respectively.

f.	In July 2012, the Company acquired an 80% interest in Comm-IT Group, (including "Comm-IT Technology Solutions" and "Comm-IT Software"), a software and systems development house that specializes in providing advanced IT and communications services and solutions, for a total consideration of $ 9,021, of which $ 4,990 was paid upon closing and the remaining $ 4,031 is to be paid during the next two years, of which, $ 1,414 is contingent upon the acquired business meeting certain operational targets in 2012 and 2013, and $ 2,617 in deferred payments. The Purchaser and the seller hold mutual Call and Put options respectively for the remaining 20% interest in the group. As a result of the Put option, the Company recorded redeemable non-controlling interest in the amount of $ 1,880.

As of December 31, 2012 the Company's liability towards the sellers is estimated at $ 4,042. The Company believes that the acquisition of this business will enable it to expand its professional services offering and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

In accordance with ASC 805-30-35-1, the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The contingent payment was recorded at present value and was amortized using the interest method during the relevant period into financial expenses.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing July 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets	$1,219
Non-controlling interest	(1,880)
Intangible assets *)	3,873
Goodwill *)	5,809

Net assets acquired	$9,021

*)	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

Below are certain unaudited pro forma combined statements of income data for the year ended December 31, 2011 and 2012, respectively, as if the acquisition in Note 3f had occurred at January 1, 2011, after giving effect to purchase accounting adjustments, including amortization of intangible assets. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2011, nor is it necessarily indicative of future results.

	Year ended December 31,
	2011	2012
	Unaudited

Total revenues	$122,873	$132,251
Net income attributable to Magic Software Enterprises shareholders	$15,668	$16,225
Earnings per share
Basic	$0.43	$0.44
Diluted	$0.42	$0.44

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Marketable Securities [Text Block]
NOTE 4:-	MARKETABLE SECURITIES

The Group invests in marketable debt and equity securities, which are classified as available-for-sale. The following is a summary of marketable securities:

	December 31,
	2011				2012
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Governmental bonds	$407	$-	$28	$435	$407	$-	$20	$427
Commercial bonds	571	-	67	638	192	-	45	237
Equity funds	118	-	50	168	118	-	108	226

Total available-for-sale marketable securities	$1,096	$-	$145	$1,241	$717	$-	$173	$890

The amortized costs of available-for-sale debt securities at December 31, 2012, by contractual maturities, are shown below:

		Gross unrealized gains (losses)
	Amortized cost	Gains	Losses	Estimated fair value

Due in one year or less	$-	$-	$-	$-
Due between one year to five years	599	65	-	664

	$599	$65	$-	$664

The actual maturity dates may differ from the contractual maturities because debtors may have the right to call or prepay obligations without penalties.

The following is the change in the other comprehensive income of available-for-sale securities during 2011:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2011	$218

Reclassification to earnings of realized gain from available-for-sale securities	(20)
Unrealized loss from available-for-sale securities	(53)

Other comprehensive income from available-for-sale securities as of December 31, 2011	$145

The following is the change in the other comprehensive income of available-for-sale securities during 2012:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2012	$145

Reclassification to earnings of realized gain from available-for-sale securities	-
Unrealized gain from available-for-sale securities	28

Other comprehensive income from available-for-sale securities as of December 31, 2012	$173

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its investment in marketable securities and foreign currency derivative contracts at fair value. Generally marketable securities are classified within Level 1, this is because these assets are valued using quoted prices in active markets. Foreign currency derivative contracts and certain corporate bonds are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Contingent consideration is classified within Level 3. The Company values the Level 3 contingent consideration using discounted cash flow of the expected future payments, whose inputs include interest rate.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$435	$-	$-	$435
Corporate bonds	-	638	-	638
Equity fund	168	-	-	168
Foreign currency derivative contracts	-	42	-	42

Total financial assets	$603	$680	$-	$1,283

Liabilities:
Contingent consideration	$-	$-	$1,046	$1,046

Total financials liabilities	$-	$-	$1,046	$1,046

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$427	$-	$-	$427
Corporate bonds	-	237	-	237
Equity fund	226	-	-	226
Foreign currency derivative contracts	-	156	-	156

Total financial assets	$653	$393	$-	$1,046

Liabilities:
Contingent consideration	$-	$-	$1,942	$1,942

Total financials liabilities	$-	$-	$1,942	$1,942

Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2011	2012

Opening balance	$480	$1,046
Increase in contingent consideration	750	1,192
Decrease in contingent consideration due to settlement	(225)	(315)
Amortization of interest	41	19

Closing balance	$1,046	$1,942

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable and Prepaid Expenses Disclosure [Abstract]
Other Accounts Receivable and Prepaid Expenses Disclosure [Text Block]

NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2012

Short-term lease deposits	$817	$615
Prepaid expenses	427	1,039
Government authorities	3,073	2,313
Deferred tax assets, net	1,878	2,522
Restricted deposits	-	163
Other	206	44

	$6,401	$6,696

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY AND EQUIPMENT

	December 31,
	2011	2012
Cost:

Leasehold improvements	$472	$470
Computers and peripheral equipment	9,396	9,826
Office furniture and equipment	1,790	1,875
Motor vehicles	243	244
Software	2,469	2,479

	14,370	14,894
Accumulated depreciation:

Leasehold improvements	205	242
Computers and peripheral equipment	9,103	9,420
Office furniture and equipment	1,250	1,435
Motor vehicles	97	124
Software	1,686	1,775

	12,341	12,996

Depreciated cost	$2,029	$1,898

Depreciation expenses amounted to $ 626, $ 630 and $ 757 for the years ended December 31, 2010, 2011 and 2012, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 8:-	INTANGIBLE ASSETS

a.	Intangible assets:

	December 31,
	2011	2012
Original amounts:

Capitalized software costs	$49,723	$54,599
Customer relationships	15,435	19,405
Backlog and non-compete agreement	1,112	1,112
Acquired technology	2,138	2,138

	68,408	77,254
Accumulated amortization:

Capitalized software costs	37,370	41,191
Customer relationships	3,606	5,756
Backlog and non-compete agreement	31	472
Acquired technology	-	174

	41,007	47,593

Intangible assets, net	$27,401	$29,661

b.	Amortization expenses amounted to $ 3,940, $ 4,410 and $ 6,687 for the years ended December 31, 2010, 2011 and 2012, respectively.

c.	The estimated future amortization expense of intangible assets as of December 31, 2012 is as follows:

2013	6,947
2014	5,537
2015	4,905
2016	3,899
2017	2,335
2018 and thereafter	6,038

$29,661

GOODWILL	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 9:-	GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 according to the Company's reporting units are as follows:

	IT professional services	Software services	Total

As of January 1, 2011	$12,428	$12,196	$24,624

Business combination	-	14,245	14,245
Adjustments due to finalized purchase price allocation	(520)	363	(157)
Foreign currency translation adjustments	-	185	185

As of December 31, 2011	11,908	26,989	38,897

Business combination	5,809	-	5,809
Additional consideration in conjunction with acquisitions	-	140	140
Foreign currency translation adjustments	-	(502)	(502)

As of December 31, 2012	$17,717	$26,627	$44,344

In 2010 and 2011, the Company determined the fair value of each reporting unit using the income approach. The material assumptions used for the income approach for years 2010 and 2011 were four years of projected net cash flows, a discount rate of 14%-15% and a long-term growth rate of 3.0%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill. In 2012, the Company adopted the provisions of ASU 2011-08 and performed a qualitative test for each of its reporting units. Since there were no indicators for impairment, a quantitative test was not performed.

The Company performed annual impairment tests during the fourth quarter of 2012 and did not identify any impairment losses (See Note 2).

ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Accured Expenses and Other Accounts Payable [Text Block]
NOTE 10:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2011	2012

Employees and payroll accruals	$6,228	$7,073
Accrued expenses	1,865	1,917
Deferred and contingent payments related to acquisitions	2,325	3,828
Government authorities	3,177	2,175
Other	2,157	2,544

	$15,752	$17,537

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 11:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rate in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Certain production and development facilities of the Company have been granted "Approved Enterprise" status pursuant to the Law, which provides certain tax benefits to its investment programs including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise benefits is taxed at regular rates.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the benefit period of the Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes, only upon the complete liquidation of the applicable Israeli subsidiary.

The benefit periods under the Law have not yet commenced.

The entitlement to the above benefits is conditional upon the fulfilling of the conditions stipulated by the Laws and regulations. Should they fail to meet such requirements in the future, income attributable to its Approved Enterprise programs could be subject to the statutory Israeli corporate tax rate and they could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2012, management believes that the Company's Israeli subsidiaries are in compliance with all the conditions required by the Law.

Effective January 1, 2011, the Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%. As of December 31, 2012, the Company has not applied for this amendment.

3.	The Company's Israeli entities have received final tax assessments for their Israeli tax return filings through the year 2008.

4.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an Industrial Company within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). The Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.

Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.	Net operating loss carryforwards:

As of December 31, 2012, the Company and its Israeli subsidiaries had operating loss carryforwards of $ 19,596, which can be carried forward and offset against taxable income in the future for an indefinite period.

The Company's subsidiaries in Europe had estimated total available tax loss carryforwards of $ 5,199 as of December 31, 2012, to offset against future taxable income.

The Company's subsidiaries in the U.S. had estimated total available tax loss carryforwards of $ 3,835 as of December 31, 2012, which can be carried forward and offset against taxable income for a period of up to 20 years, from the year the loss was incurred.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Income before taxes on income:

	Year ended December 31,
	2010	2011	2012

Domestic	$4,288	$7,197	$10,462
Foreign	4,985	7,866	6,092

	$9,273	$15,063	$16,554

e.	Taxes on income:

Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2010	2011	2012
Current:

Domestic	$446	$447	$(1,291)
Foreign	1,234	1,000	302

	1,680	1,447	(989)
Deferred taxes:

Domestic	(2,681)	(1,800)	414
Foreign	899	150	669

	(1,782)	(1,650)	1,083

Taxes on income (tax benefit)	$(102)	$(203)	$94

f.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2011	2012

Net operating loss carryforwards	$8,403	$5,938
Allowances, reserves and intangible assets	993	809

Deferred tax assets before valuation allowance	9,396	6,747
Less - valuation allowance	(2,891)	(888)

Deferred tax assets	6,505	5,859
Capitalized software costs	(1,575)	(1,772)

Deferred tax assets, net	$4,930	$4,087

Both current deferred tax liabilities and long term deferred tax liabilities are in respect of acquired intangible assets.

	December 31,
	2011	2012

Current tax assets	$1,877	$2,522
Non-current tax assets	3,053	1,565

Deferred tax assets	$4,930	$4,087

Current taxes are included under other accounts receivable and prepaid expenses and non-current tax assets are included under other long term receivables.

Significant components of the Company and its subsidiaries deferred tax liability are as follows:

	December 31,
	2011	2012

Current liabilities	$(2,509)	$(2,355)
Non-current liabilities	(735)	(738)

Net deferred tax liabilities	$(3,244)	$(3,093)

g.	Reconciliation of the theoretical tax expense to the actual tax expense:

Reconciling items between the 2010, 2011 and 2012 statutory tax rate (25%, 24% and 25%, respectively) of the Company and the effective tax rate is presented in the following table:

	Year ended December 31,
	2010	2011	2012

Income before taxes, as reported in the consolidated statements of income	$9,273	$15,063	$16,554

Statutory tax rate	25%	24%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$2,318	$3,615	$4,139
Tax adjustment in respect of different tax rates	525	866	444
Deferred taxes on losses for which full valuation allowance was provided in the past	(1,663)	(37)	651
Changes in valuation allowance	(2,676)	(4,429)	(2,003)
Tax benefits in respect of prior years, net	318	(73)	(1,126)
Nondeductible expenses	181	40	*) 20
Uncertain tax position and other differences	895	(185)	**) (2,031)

Income tax (tax benefit)	$(102)	$(203)	$94

*)	In 2012, the Company reversed its writeoff of tax prepayment advances from prior years since the Company believes the utilization of the prepayments is more-likely-than not in the near future.
**)	This amount is mainly comprised of tax provisions reversal due to statute of limitation of prior years' tax assessments amounting to $1,270.

h.	The Company applies ASC 740, "Income Taxes" with regards to tax uncertainties. During the years ended December 31, 2010, 2011 and 2012, the Company recorded $ 874, $ 727 and $(240) of tax expenses (income), respectively, as a result of this application.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax positions at January 1, 2011	$1,194

Increase in tax positions taken in the year	710

Gross unrecognized tax positions at December 31, 2011	1,904

Increase in tax positions taken in prior years	270

Decrease in tax positions taken in prior years	(489)

Gross unrecognized tax benefits at December 31, 2012	$1,685

The Company recognizes interest and penalties related to unrecognized tax benefits in taxes on income. During the years ended December 31, 2011 and 2012, the Company recorded $ 17 and $ (21), respectively, for interest and penalties expenses (income) related to uncertain tax positions. The liability for unrecognized tax benefits included accrued interest and penalties of $ 76 and $ 55 at December 31, 2011 and 2012, respectively.

As of December 31, 2012, the entire amount of unrecognized tax benefit could affect the Company's income tax provision and the effective tax rate.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	The ordinary shares of the Company are listed on the NASDAQ Global Select Market in the United States and are traded on the Tel-Aviv Stock Exchange in Israel.

b.	Issuance of ordinary shares:

On December 23, 2010, the Company issued 3,287,616 ordinary shares at a price of $ 6.5 per share and in a total amount of $ 20,290 net of issuance expenses. The shares were issued to institutional investors in a private placement. In addition, certain of the purchasers received warrants to purchase up to an aggregate of 1,134,231 ordinary shares at an exercise price of $ 8.26 per share.  The warrants are exercisable as of six months from the date of issuance, have a term of three years, and the exercise price is subject to future adjustment for various events, such as stock splits or dividend distributions. Following the Company's dividend distribution and in respect to warrants issuance agreement, exercise price was adjusted to $ 8.07 per share as of December 31, 2012.

c.	Stock Option Plans:

Under the Company's 2007 Stock Option Plan, as amended ("the Plan"), options may be granted to employees, officers, directors and consultants of the Company and its subsidiaries. Pursuant to the 2007 Stock Option Plan, the Company reserved for issuance 1,500,000 ordinary shares. In 2012, the Company increased the amount of ordinary shares reserved for issuance by additional 1,000,000 ordinary shares in connection with the 2007 Stock Option Plan (mentioned above). As of December 31, 2012, an aggregate of 1,227,415 ordinary shares of the Company are still available for future grants under the Plan. Each option granted under the Plan is exercisable for a period of ten years from the date of the grant of the option. The 2007 Plan will expire on August 1, 2017.

The exercise price for each option is determined by the Board of Directors and set forth in the Company's award agreement. Unless determined otherwise by the Board of Directors, the option exercise price shall be equal to or higher than the share market price at the grant date. The options generally vest over 3-4 years. Any option that is forfeited or canceled before expiration becomes available for future grants under the Plans.

A summary of employee option activity under the Plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2012	1,355,879	$2.31	6.46	$3,416
Granted	-	-
Exercised	(136,708)	$2.53
Forfeited	(61,786)	$2.13
Outstanding at December 31, 2012	1,157,385	$2.74	5.87	$2,298
Exercisable at December 31, 2012	791,797	$2.54	4.86	$1,738
Vested and expected to vest at December 31, 2012	1,117,531	$2.70	5.77	$2,261

The weighted-average grant-date fair value of options granted during the years ended December 31, 2010 and 2011 was $ 1.88 and $ 4, respectively. During 2012, no options were granted. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount is changed based on the market value of the Company's ordinary shares. Total intrinsic value of options exercised for the years ended December 31, 2010, 2011 and 2012 was $ 1,895, $ 2,197 and $ 572, respectively. As of December 31, 2012, there was $ 341 of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans. This cost is expected to be recognized over a period of approximately three years.

The following table represents the employee option activity whose vesting is contingent upon meeting various departmental and Company's wide performance goals (including revenue growth and net gain index), as of December 31, 2012. These options have been included in the above table on employee option activity:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	139,250	$1.44	6.55	$519

Outstanding at December 31, 2012	139,250	$1.44	5.55	$454

Exercisable at December 31, 2012	114,250	$1.51	5.45	$364

Vested and expected to vest at December 31, 2012	138,905	$1.44	5.55	$452

During 2007 and 2008, the Company granted certain executives and other key employees, options to purchase 825,000 ordinary shares and 100,000 ordinary shares, respectively, with vesting contingent upon meeting various departmental and Company-wide performance goals, including revenue growth and net gain index. The options have an exercise price equal to the fair market value of the Company's ordinary shares on the date of grant, contingently vest over a period of four years, and are for a term of ten years. The fair value of those options was estimated on the date of grant using the same option valuation model used for the other options granted. If such goals are not met, no compensation cost is recognized and any recognized compensation cost is reversed. The inputs for expected volatility, expected dividends, expected term and risk-free rate used in estimating those options' fair value are the same as those noted in the table related to options issued under the Plans.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise price categories, as follows:

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
In $
0-1	67,913	5.02	$0.17	50,413	$0.23
1.01-2	273,798	5.07	$1.40	236,298	$1.42
2.01-3	286,334	6.74	$2.29	216,996	$2.29
3.01-4	447,090	6.81	$3.89	205,840	$3.83
4.01-5	57,250	1.01	$4.06	57,250	$4.06
5.01-6	25,000	1.21	$5.95	25,000	$5.95

	1,157,385	5.87	$2.74	791,797	$2.54

e.	Accumulated other comprehensive income:

	December 31,
	2010	2011	2012

Accumulated realized and unrealized gain on available-for-sale securities, net	$218	$145	$173
Accumulated foreign currency translation adjustments	218	(152)	(776)
Unrealized gain (loss) on derivative instruments, net	11	(12)	17

Total other comprehensive income	$447	$(19)	$(586)

f.	On December 30, 2009, the Company declared a dividend distribution of $ 0.50 per share ($ 15,974 in the aggregate) which was paid on January 25, 2010.

On September 4, 2012, the Company's Board of Directors adopted a dividend distribution policy, subject to any applicable law. According to this policy, each year the Company will distribute a dividend of up to 50% of its annual distributable profits. It is possible that the Board of Directors will decide, subject to the conditions stated above, to declare additional dividend distributions. The Company's Board of Directors may at its discretion and at any time, change, whether as a result of a one-time decision or a change in policy, the rate of dividend distributions and/or not to distribute a dividend, all at its discretion. In respect to the policy mentioned above, on September 10, 2012 and on February 14, 2013 , the Company declared a dividend distribution of $ 0.10 per share ($ 3,661 in the aggregate) and $ 0.12 per share ($ 4,397 in the aggregate) which were paid on October 17, 2012 and on March 14, 2013, respectively.

SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2012
Selected Statement Of Income Data [Abstract]
Selected Statement Of Income Data [Text Block]
NOTE 13:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2010	2011	2012

Total costs	$5,667	$7,269	$7,916
Less - capitalized software costs	(3,595)	(5,222)	(4,969)

Research and development, net	$2,072	$2,047	$2,947

b.	Financial income (expenses), net:

Interest income net of bank charges	$24	$397	$20
Interest expenses related to liabilities in connection with acquisitions	(173)	(112)	(48)
Interest income from debt instruments	96	67	49
Loss arising from foreign currency translation and other	(171)	(131)	(11)

Financial income(expenses), net	$(224)	$221	$10

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 14:-	COMMITMENTS AND CONTINGENCIES

a.	Lease commitments:

Certain of the motor vehicles, facilities and equipment of the Company and its subsidiaries are rented under long-term operating lease agreements. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2012, are as follows:

2013	$921
2014	579
2015	312
2016 and thereafter	202

$2,014

Rent expenses for the years ended December 31, 2010, 2011 and 2012 were approximately $ 1,487, $ 1,733 and $ 1,701, respectively.

The Company leases motor vehicles under a cancelable lease agreement. The Company has an option to be released from this lease agreement, which may result in penalties in a maximum amount of $ 371.

The Company currently occupies approximately 43,170 square feet of space based on a lease agreement expiring in December, 2014. The Company has an option to terminate the lease agreement in Israel and India upon six months prior written notice.

The aggregated amount of lease commitment for the next 6 months in Israel and India mentioned above is approximately $ 277.

b.	Guarantees:

The Company and certain of its subsidiaries have provided three of their clients with performance bank guarantees totaling $ 163, which are linked to the New Israeli Shekels, all of which will be terminated during 2013.

c.	From time to time, the Company and/or its subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Company accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Lawsuits have been brought against the Company in the ordinary course of business. The Company intends to defend itself vigorously against those lawsuits.

1.	In March 2006, a client of one of the Company's subsidiaries filed a lawsuit against the subsidiary claiming an alleged breach of the agreement between the parties. The plaintiff is seeking damages in the amount of € 488 thousand (approximately $ 643). In June 2009, the court rejected the plaintiff's claims. In July 2009, the plaintiff filed an appeal. The appeal was dismissed in February 2012.

2.	In August 2009, a software company and one of its owners filed an arbitration proceeding against the Company and one of its subsidiaries, claiming an alleged breach of a non-disclosure agreement between the parties. The plaintiffs are seeking damages in the amount of approximately NIS 52 million (approximately $ 13,930). The arbitrator determined that both the Company and the subsidiary breached the non-disclosure agreement, but closing summaries regarding damages have not yet been submitted.

In June 2011, the plaintiffs filed a motion to allow them to amend the claim by adding new causes of action and increasing the damages claimed in the lawsuit by approximately additional NIS 238 million (approximately $ 63,755) based on new arguments. Following discussions, the arbitrator rejected the motion and determined that if the plaintiffs wish to claim the additional damages (and the additional causes of action) they should do so in a separate legal proceeding. To date the plaintiffs did not file an additional lawsuit.

At this time, given the multiple uncertainties involved and in large part to the highly speculative nature of the damages sought by the plaintiff, which leaves a wide discretion to the arbitrator in quantifying and awarding the damages, the Company is unable to estimate the amount of the probable loss, if any, to be recognized. However, the Company recorded an accrual to cover future related expenses, as estimated by the Company's legal counsel.

3.	In February 2010, a U.S. based company filed a lawsuit against the Company and one of its subsidiaries, claiming an alleged breach by the Company and the subsidiary of its intellectual property rights in connection with one of the Company's products. In July 2011, the Company entered into a settlement agreement with the plaintiff according to which it paid a lump sum to the plaintiff for future maintenance and support until 2018, subject to a complete release of all claims.

4.	In addition to the above mentioned legal proceedings, the Company is also involved in various legal proceedings arising in the normal course of its business. Based upon the advice of counsel, the Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

d.	Royalty commitments:

The Government of Israel, through the Fund for the Encouragement of Marketing Activities ("the Fund"), awarded the Company grants for participation in its foreign marketing expenses. The Company received an aggregate amount of grants of $ 1,526 for the years up to and including 2005. The Company is committed to pay royalties at the rate of 3% of the increase in exports, up to the amount of the grants. As of December 31, 2012, the remaining contingent obligation of the Company amounted to $ 188. No expense was recorded in years 2010, 2011 and 2012 for royalties payment.

NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 15:-	NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2010	2011	2012

Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$9,375	$15,044	$16,183

Weighted average ordinary shares outstanding:

Denominator for basic net earnings per share	32,139,686	36,267,739	36,502,264
Effect of dilutive securities	591,360	777,968	605,406

Denominator for diluted net earnings per share	32,731,046	37,045,707	37,107,670

Basic and diluted earnings per share	$0.29	$0.41	$0.44

SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 16:-	SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

a.	The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and none proprietary software technology) and IT professional services, each of which is comprised of two reporting units. The entities included in the Company's IT professional services business segment are Coretech Consulting Group LLC, Fusion Solutions LLC and Xsell Resources Inc which are considered as one reporting unit and Comm-IT Software, Comm-IT Technology Solutions and Comm-IT Embedded, which is a separate reporting unit. The reporting unit of the proprietary and none proprietary software technology segment is comprised of Complete Business Solutions Ltd., Complete Information Technology and all of the Company's other subsidiaries in each of the respective years.

The Company evaluates segment performance based on revenues and operating income of each segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. This data is presented in accordance with ASC 280, "Segment Reporting."

Headquarters' general and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications, business and process integration solutions and related services.

IT professional services

The Company offers advanced and flexible IT services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, as well as supplemental staffing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2010

Total revenues	$46,262	$42,316	$-	$88,578
Expenses	36,556	39,249	3,435	79,240

Segment operating income (loss)	$9,706	$3,067	$(3,435)	$9,338

Depreciation and amortization	$3,610	$615	$341	$4,566

	Software services	IT professional services	Unallocated expense	Total
2011

Total revenues	$58,137	$55,191	$-	$113,328
Expenses	44,086	50,468	4,057	98,611

Segment operating income (loss)	$14,051	$4,723	$(4,057)	$14,717

Depreciation and amortization	$3,837	$853	$350	$5,040

2012

Total revenues	$65,410	$60,970	$-	$126,380
Expenses	50,497	55,456	4,019	109,972

Segment operating income (loss)	$14,913	$5,514	$(4,019)	$16,408

Depreciation and amortization	$5,937	$1,182	$344	$7,463

c.	The Company's business is divided into the following geographic areas: Israel, Europe, the United States, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers. The Company has adjusted all prior year comparative amounts to reflect this change in classification to be consistent for all periods presented.

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012

Israel	$4,405	$7,982	$11,561
Europe	21,788	24,351	29,139
United States	48,888	60,727	64,591
Japan	10,806	12,111	12,661
Other	2,691	8,157	8,428

	$88,578	$113,328	$126,380

d.	The Company's long-lived assets are located as follows:

	December 31,
	2011	2012

Israel	$39,567	$48,452
Europe	1,836	2,171
United States	16,225	15,459
Japan	6,804	6,164
Other	3,895	3,657

	$68,327	$75,903

e.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.

f.	In 2010, 2011 and 2012, the Company had one customer, included in the IT professional services segment, which accounted for 29%, 25% and 19% of the group revenues, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 17:-	SUBSEQUENT EVENTS

On February 14, 2013, the Company declared a dividend distribution of $ 0.12 per share ($ 4,397 in the aggregate) which was paid on March 14, 2013. The dividend distribution relates to the Company's earnings in the second half of 2012.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets and their subsequent impairment analysis, revenue recognition, tax assets and tax positions, legal contingencies, research and development capitalization and stock-based compensation costs. Actual results could differ from those estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Financial statements in United States dollars

A substantial portion of the revenues and expenses of the Company and certain of its subsidiaries is generated in U.S. dollars ("dollar"). The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with the Financial Accounting Standards Board ("FASB) Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

For those foreign subsidiaries whose functional currency is not the dollar, all balance sheet amounts have been translated using the exchange rates in effect at each balance sheet date. Statement of income amounts have been translated using the average exchange rate prevailing during each year. Such translation adjustments are reported as a component of other comprehensive income (loss) in equity.

Consolidation, Policy [Policy Text Block]

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

Non-controlling interests of subsidiaries represent the non-controlling shareholders' share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified as mezzanine equity, separate from permanent equity, on the consolidated balance sheets and measured at each reporting period at the higher of their redemption amount or the Non controlling interest book value, in accordance with the requirements of ASC 810 "Consolidation" and ASC 480-10-S99-3A, "Distinguishing Liabilities from Equity".

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2012	$-
Redeemable non-controlling interests (see Note 3f)	1,880
Net income attributable to redeemable non-controlling interests	253
Foreign currency translation adjustments	27
December 31, 2012	$2,160

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

Short Term Deposits [Policy Text Block]

Short-term deposits and restricted deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. Restricted deposits are used to secure certain Group's ongoing projects and are classified under other receivables.

As of December 31, 2011, short-term deposits were in U.S. dollars and Hungarian Forint and bearing interest at an average annual rate of 2.4% and 4.4%, respectively. As of December 31, 2012, Short-term deposits amounted to $0. The restricted deposits as of December 31, 2011 and 2012 amounted to $0 and $196, respectively.

Marketable Securities, Policy [Policy Text Block]

Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt and equity securities are classified as available-for- sale and reported at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss), as a separate component of shareholders' equity.

Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in financial income, net, together with accretion (amortization) of discount (premium), and interest or dividends.

The Company recognizes an impairment charge when a decline in the fair value of an investment that falls below the cost basis is determined to be other-than-temporary.

Declines in fair value of available-for-sale equity securities that are considered other-than-temporary, based on criteria described in SAB Topic 5M, "Other Than Temporary Impairment of Certain Investments in Equity Securities", are charged to earnings (based on the entire difference between fair value and amortized cost). Factors considered in making such a determination include the duration and severity of the impairment, the financial condition and near-term prospects of the issuer, and the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in market value.

For declines in value of debt securities, the Company applies an amendment to ASC 320. Under the amended impairment model, an other-than-temporary impairment loss is deemed to exist and recognized in earnings if the Company intends to sell or if it is more likely than not that it will be required to sell, a debt security, before recovery of its amortized cost basis. If the criteria mentioned do not exist, the Company evaluates the collectability of the security in order to determine if the security is other than temporary impaired.

For debt securities that are deemed other-than-temporary impaired, the amount of impairment recognized in the statement of operations is limited to the amount related to "credit losses" (the difference between the amortized cost of the security and the present value of the cash flows expected to be collected), while impairment related to other factors is recognized in other comprehensive income. No other than temporary impairments have been recognized in all periods presented.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Business Combinations Policy [Policy Text Block]

Business combinations

The Company accounts for business combinations under ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives, (until their completion or abandonment), contingent consideration to be recorded on the acquisition date and restructuring and acquisition-related deal costs of the acquirer to be expensed as incurred. As required by ASC 820, "Fair Value Measurements and disclosures" the Company applies assumptions that marketplace participants would consider in determining the fair value of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]

Variable interest entities

ASC 810, "Consolidation" provides a framework for identifying variable interest entities (or "VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary requires judgment and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Effective as of January 1, 2010, the Company applies updated guidance for the consolidation of VIEs. The guidance qualitative approach, based on which enterprise has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. Determination about whether an enterprise should consolidate a VIE is required to be evaluated continuously as changes to existing relationships or future transactions.

One of the Company's U.S. based consulting and staffing services business acquired through one of its wholly owned subsidiaries on January 17, 2010 (see Note 3a) is considered to be a VIE. The subsidiary is the primary beneficiary of the VIE, as a result of the fact that it holds the power to direct the activities of the acquired business, which significantly impacts its economic performance, and has the right to receive benefits accruing from the acquired business.

Research and Development Expense, Policy [Policy Text Block]

Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to be Sold, Leased or Marketed".

The Company and its subsidiaries establish technological feasibility upon completion of a detailed program design or working model.

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

Capitalized software costs are amortized on a product by product basis by the straight-line method over the estimated useful life of the software product (between 2-5 years). The Company assesses the recoverability of these intangible assets on a regular basis by determining whether the amortization of the asset over its remaining economical useful life can be recovered through undiscounted future operating cash flows from the specific software product sold. During the years ended December 31, 2010, 2011 and 2012, no such unrecoverable amounts were identified.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]

Impairment of long-lived assets and intangible assets subject to amortization

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

As required by ASC 820, "Fair Value Measurements and disclosures" the Company applies assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

Intangible assets with finite lives are amortized over their economic useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Distribution rights, acquired technology and non-compete were amortized on a straight line basis and customer relationships and backlog were amortized on an accelerated method basis over a period between 3.5 - 15 years based on the intangible assets identified.

During the years ended December 31, 2010, 2011 and 2012, no impairment was identified.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350,"Intangibles - Goodwill and Other", goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. As of December 31, 2012, the Company operates in two operating segments each comprised of two reporting units.

For the Company's 2010 and 2011 annual impairment tests and as required by ASC 350, the Company compared the fair value of each of its reporting units to its carrying value ('step 1'). If the fair value exceeded the carrying value of the reporting unit net assets, goodwill is considered not impaired, and no further testing is required. If the carrying value exceeded the fair value of the reporting unit, then the implied fair value of goodwill is determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss is recorded for the excess, if any, of the carrying value of goodwill over its implied fair value ('step 2').

As required by ASC 820, "Fair Value Measurements and Disclosures", the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.

In 2010 and 2011 in order to determine the fair value of its two reporting units, the Company implemented an 'income approach'. Under the income approach expected future cash flows are discounted to their present value using an appropriate rate of return. Judgments and assumptions related to future cash flows (projected revenues, operating expenses, and capital expenditures), future short-term and long-term growth rates, and weighted average cost of capital, are believed to be similar to those of market participants and to represent both the specific risks associated with the business, and capital market conditions, are inherent in developing the discounted cash flow model.

In September 2011, the FASB issued ASU 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company adopted the provisions of ASU 2011-08 to each of its reporting units, for its annual impairment test in 2012. This analysis determines that no indicators of impairment existed primarily because (1) the Company's market capitalization has consistently exceeded its book value by a sufficient margin, (2) the Company's overall financial performance has been stable since its respective acquisitions, and (3) forecasts of operating income and cash flows generated by the Company's reporting units appear sufficient to support the book values of the net assets of each reporting unit.

The Company performed annual impairment tests during the fourth quarter of each of 2010, 2011 and 2012 and did not identify any impairment losses (see Note 9).

Revenue Recognition, Policy [Policy Text Block]

Revenue recognition

The Company derives its revenues from licensing the rights to use software (proprietary and non-proprietary), provision of related professional services, maintenance and technical support as well as from other IT professional services. The Company sells its products and services primarily through its direct sales force and indirectly through distributors and value added resellers.

The Company accounts for its software sales in accordance with ASC 985-605, "Software Revenue Recognition". Software license revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

As required by ASC 985-605, the Company allocates revenues to the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

The Company generally does not grant a right of return to its customers. When a right of return exists, the Company defers revenue until the right of return expires, at which time revenue is recognized provided that all other revenue recognition criteria are met.

Revenue from professional services both related to the software and the IT professional services businesses consists of billable hours for services provided and is recognized as the services are rendered.

Arrangements that include professional services bundled with licensed software and other software related elements, are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. When services are considered essential to the software, revenues under the arrangement are recognized using contract accounting based on ASC 605-35, "Construction-Type and Production-Type Contracts", on a percentage of completion method based on inputs measures. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss for the entire contract. During the years ended December 31, 2010, 2011 and 2012, no such estimated losses were identified.

When professional services are not considered essential to the functionality of other elements of the arrangement, revenue allocable to the services is recognized as the services are performed, using VSOE of fair value. In most cases, the Company has determined that the services are not considered essential to the functionality of other elements of the arrangement.

Deferred revenue includes unearned amounts received under maintenance, support and services contracts, and amounts received from customers but not yet recognized as revenues.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale and requires significant judgment.

Severance Pay [Policy Text Block]

Severance pay

The Company's and its Israeli subsidiary's obligation for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of the Severance Pay Law, 1963) is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and are presented on an undiscounted basis (referred to as the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's obligation for all of its Israeli employees is fully provided for by monthly deposits with insurance policies and by an accrual.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to the Israeli Severance Pay Law or labor agreements and are recorded as an asset in the Company's consolidated balance sheet.

The Company and its Israeli subsidiary's agreements with most of their Israeli employees are in accordance with Section 14 of the Severance Pay Law -1963, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them instead of severance compensation. Upon release of deposited amounts to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $ 461, $ 609 and $ 829, respectively.

Advertising Costs, Policy [Policy Text Block]

Advertising expenses

Advertising expenses are charged to selling and marketing expenses, as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 320, $ 313 and $ 556, respectively.

Income Tax, Policy [Policy Text Block]

Income taxes

The Company and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes". The ASC prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as current or non-current according to the expected reversal dates.

The Company utilizes a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 "Income Taxes." Under the first step the Company evaluates a tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes.

Earnings Per Share, Policy [Policy Text Block]

Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share."

A portion of the outstanding stock options have been excluded from the calculation of the diluted earnings per share because such securities are anti-dilutive. The total weighted average number of Ordinary shares related to the outstanding options excluded from the calculations of diluted earnings per share was 615,838, 550,430 and 669,887 for the years ended December 31, 2010, 2011 and 2012, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company measures and recognizes compensation expense for share-based awards based on estimated fair values on the date of grant using the Binomial option-pricing model ("the Binomial model"). The Binomial model for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated based on employees' historical option exercise behavior.

The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. Expected volatility is based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. Historically the Company did not hold any foreseeable plans to pay dividends and therefore used an expected dividend yield of zero in its past years option pricing models. In September 2012, the Company adopted a dividend distribution policy according to which it will distribute in each year a dividend of up to 50% of its annual distributable profits. Therefore, the Company will use an expected dividend yield for its future grants.

The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

For awards with performance conditions, compensation cost is recognized over the requisite service period if it is 'probable' that the performance conditions will be satisfied, as defined in ASC 450-20-20, "Loss Contingencies."

During 2012, no options were granted or modified.

The fair value for the Company's stock options granted to employees and directors was estimated using the following weighted-average assumptions:

	2010	2011

Dividend yield	0%	0%
Expected volatility	61.2% - 62.8%	63.3% - 65.3%
Risk-free interest rate	2.53%-3.71%	2.1%
Expected forfeiture (employees)	9.7%	8.4%
Expected forfeiture (executives)	7.1%	5.2%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple (employees)	2.3	2.7
Suboptimal exercise multiple (executives)	3	3.2

During the years ended December 31, 2010, 2011 and 2012, the Company recognized stock-based compensation expense related to employee stock options in the amount of $ 300, $ 633 and $ 515, respectively, as follows:

	Year ended December 31,
	2010	2011	2012

Cost of revenue	$2	$4	$16
Research and development	61	54	114
Selling and marketing	75	92	82
General and administrative	162	483	303

Total stock-based compensation expense	$300	$633	$515

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentrations of credit risk

Financial instruments that potentially subject the Company and its subsidiaries to concentration of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The Company's cash and cash equivalents and short-term deposits are invested primarily in deposits with major banks worldwide, mainly in the United States and Israel, however, such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company believes that such institutions are of high rating and therefore bear low risk.

The Company's marketable securities include investments in commercial and government bonds and foreign banks. The Company's marketable securities are considered to be highly liquid and have a high credit standing. In addition, management considered its portfolios in foreign banks to be well-diversified (also refer to Note 4).

Trade receivables of the Company and its subsidiaries are derived from sales to customers located primarily in the United States, Europe, Japan, South Africa and Israel. The Company performs ongoing credit evaluations of its customers and to date, has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The expense related to doubtful accounts for the years ended December 31, 2010, 2011 and 2012 was $ 204, $ 136 and $ 420, respectively.

The Company has entered into foreign exchange forward contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to salary and related expenses. These derivative instruments are designed to offset the Company's non-dollar currency exposure (see "Derivative instruments" below).

Fair Value Measurement, Policy [Policy Text Block]

Fair value measurements

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity;

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income." This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivative instruments designated as hedges and unrealized gain and loss on available-for-sale marketable securities.

Derivatives, Policy [Policy Text Block]

Derivative instruments

A significant portion of the Company's revenues, expenses and earnings is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk is also managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions. The derivative instruments hedge or offset exposures to Euro, Japanese Yen and NIS exchange rate fluctuations.

ASC 815, "Derivatives and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities in their balance sheet at fair value. Derivative instruments that are designated and qualify as hedges of forecasted transactions (i.e., cash flow hedges) are carried at fair value with the effective portion of a derivative's gain or loss recorded in other comprehensive income and subsequently recognized in earnings in the same period or periods in which the hedged forecasted transaction affects earnings. For derivative instruments that are not designated and qualified as hedging instruments, the gains or losses on the derivative instruments are recognized in current earnings during the period of the change in fair values.

The derivative instruments used by the Company are designed to reduce the market risk associated with the exposure of its underlying transactions to fluctuations in currency exchange rates.

The Company has instituted a foreign currency cash flow hedging program in order to hedge against the risk of overall changes in future cash flows. The Company hedges portions of its forecasted expenses denominated in NIS with currency forwards contracts and put and call options. These forward and option contracts are designated as cash flow hedges.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change.

For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

The notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $ 2,591 and $ 519 as of December 31, 2011 and 2012, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Euros was $ 506 as of December 31, 2011 and $ 0 as of December 31, 2012, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Japanese Yen was none as of December 31, 2011 and $ 1,276 as of December 31, 2012, respectively.

At December 31, 2012, the effective portion of the Company's cash flow hedges before tax effect was $ 16, all of which is expected to be reclassified from accumulated other comprehensive income to operating expenses within the next 12 months.

The following tables present fair value amounts and gains and losses of derivative instruments and related hedged items:

	Fair values of derivative instruments
	Assets
		December 31,
	Balance sheet item	2011	2012
Assets

Derivatives not designated as hedging	"Other accounts receivable and prepaid expenses"	$54	$140
Cash flow hedging:
Foreign exchange option contracts	" Other accounts receivable and prepaid expenses"	-	16

Liabilities

Cash flow hedging:
Foreign exchange option contracts	"Accrued expenses and other accounts payable "	(12)	-

Total derivatives		$42	$156

	Loss recognized in other comprehensive	Statements	Gain (loss) recognized in the statements of income
	income	of	Year ended December 31,
	2012	income item	2010	2011	2012
	(Effective portion)
Cash flow hedging:
Foreign exchange forward and option contracts	29	"Operating expenses"	$(55)	$63	$-

Derivatives not designated as hedging:
Foreign exchange forward contracts		"Financial expenses, net"	4	59	245

Total derivatives			$(51)	$122	$245

Reclassification, Policy [Policy Text Block]	Reclassification Certain amounts in prior years' financial statements have been reclassified to conform with the current year's presentation (see Note 3).
New Accounting Pronouncements, Policy [Policy Text Block]

Impact of recently issued accounting standards

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company on January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption did not have a material impact on the Company's consolidated results of operations or financial condition.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2012	$-
Redeemable non-controlling interests (see Note 3f)	1,880
Net income attributable to redeemable non-controlling interests	253
Foreign currency translation adjustments	27
December 31, 2012	$2,160

Property, Plant and Equipment [Table Text Block]
                   Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value for the Company's stock options granted to employees and directors was estimated using the following weighted-average assumptions:

	2010	2011

Dividend yield	0%	0%
Expected volatility	61.2% - 62.8%	63.3% - 65.3%
Risk-free interest rate	2.53%-3.71%	2.1%
Expected forfeiture (employees)	9.7%	8.4%
Expected forfeiture (executives)	7.1%	5.2%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple (employees)	2.3	2.7
Suboptimal exercise multiple (executives)	3	3.2

Schedule Of Stock Based Compensation Expense [Table Text Block]

During the years ended December 31, 2010, 2011 and 2012, the Company recognized stock-based compensation expense related to employee stock options in the amount of $ 300, $ 633 and $ 515, respectively, as follows:

	Year ended December 31,
	2010	2011	2012

Cost of revenue	$2	$4	$16
Research and development	61	54	114
Selling and marketing	75	92	82
General and administrative	162	483	303

Total stock-based compensation expense	$300	$633	$515

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

The following tables present fair value amounts and gains and losses of derivative instruments and related hedged items:

	Fair values of derivative instruments
	Assets
		December 31,
	Balance sheet item	2011	2012
Assets

Derivatives not designated as hedging	"Other accounts receivable and prepaid expenses"	$54	$140
Cash flow hedging:
Foreign exchange option contracts	" Other accounts receivable and prepaid expenses"	-	16

Liabilities

Cash flow hedging:
Foreign exchange option contracts	"Accrued expenses and other accounts payable "	(12)	-

Total derivatives		$42	$156

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

Loss recognized in other comprehensive		Statements	Gain (loss) recognized in the statements of income
	income		of	Year ended December 31,
	2012		income item	2010	2011	2012
	(Effective portion)
Cash flow hedging:
Foreign exchange forward and option contracts	29		"Operating expenses"	$(55)	$63	$-

Derivatives not designated as hedging:
Foreign exchange forward contracts			"Financial expenses, net"	4	59	245

Total derivatives				$(51)	$122	$245

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets	$1,219
Non-controlling interest	(1,880)
Intangible assets *)	3,873
Goodwill *)	5,809

Net assets acquired	$9,021

*)	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

Business Acquisition, Pro Forma Information [Table Text Block]
                                        This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2011, nor is it necessarily indicative of future results.

	Year ended December 31,
	2011	2012
	Unaudited

Total revenues	$122,873	$132,251
Net income attributable to Magic Software Enterprises shareholders	$15,668	$16,225
Earnings per share
Basic	$0.43	$0.44
Diluted	$0.42	$0.44

Consulting and Staffing Services Company One [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Working capital, including deferred tax liability	$3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873

Total assets acquired	13,684

Liabilities due to acquisition activities	5,059

Net assets acquired	$8,625

Consulting and Staffing Services Company Two [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net liabilities	$(908)
Non-controlling interest	(165)
Goodwill	1,988
Customer relationships	685

Total assets acquired	$1,600

Magix Integration Proprietary Ltd [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Fixed assets	$8
Non-controlling interest	(1,323)
Deferred tax liability	(437)
Goodwill	2,159
Customer relationships	1,560

Total assets acquired	1,967

Liabilities due to acquisition activities	(807)

Net assets acquired	$1,160

Software Solution Provider [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets	$572
Non-controlling interest	(262)
Intangible assets	2,359
Deferred tax liability	(589)
Goodwill	3,887
Net assets acquired	$5,967

*)	In the 2011 financial statements, the Company included provisional amounts of the estimated fair values of the tangible and intangible assets. In 2012, the Company completed the valuation of the tangible and intangible assets. As a result, the main adjustments recorded in the fair value of the tangible and intangible assets and liabilities at the purchase date were increase in goodwill of $ 480 and recognition of deferred tax liability of $ 589. Adjustments recorded in profit and loss were immaterial.

App Builder [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:
Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]

The Group invests in marketable debt and equity securities, which are classified as available-for-sale. The following is a summary of marketable securities:

	December 31,
	2011				2012
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Governmental bonds	$407	$-	$28	$435	$407	$-	$20	$427
Commercial bonds	571	-	67	638	192	-	45	237
Equity funds	118	-	50	168	118	-	108	226

Total available-for-sale marketable securities	$1,096	$-	$145	$1,241	$717	$-	$173	$890

Schedule Of Available For Sale Debt Securities By Contractual Maturities [Table Text Block]

The amortized costs of available-for-sale debt securities at December 31, 2012, by contractual maturities, are shown below:

		Gross unrealized gains (losses)
	Amortized cost	Gains	Losses	Estimated fair value

Due in one year or less	$-	$-	$-	$-
Due between one year to five years	599	65	-	664

	$599	$65	$-	$664

Schedule Of Changes In Other Comprehensive Income Of Available For Sale Securities [Table Text Block]

The following is the change in the other comprehensive income of available-for-sale securities during 2011:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2011	$218

Reclassification to earnings of realized gain from available-for-sale securities	(20)
Unrealized loss from available-for-sale securities	(53)

Other comprehensive income from available-for-sale securities as of December 31, 2011	$145

The following is the change in the other comprehensive income of available-for-sale securities during 2012:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2012	$145

Reclassification to earnings of realized gain from available-for-sale securities	-
Unrealized gain from available-for-sale securities	28

Other comprehensive income from available-for-sale securities as of December 31, 2012	$173

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$435	$-	$-	$435
Corporate bonds	-	638	-	638
Equity fund	168	-	-	168
Foreign currency derivative contracts	-	42	-	42

Total financial assets	$603	$680	$-	$1,283

Liabilities:
Contingent consideration	$-	$-	$1,046	$1,046

Total financials liabilities	$-	$-	$1,046	$1,046

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$427	$-	$-	$427
Corporate bonds	-	237	-	237
Equity fund	226	-	-	226
Foreign currency derivative contracts	-	156	-	156

Total financial assets	$653	$393	$-	$1,046

Liabilities:
Contingent consideration	$-	$-	$1,942	$1,942

Total financials liabilities	$-	$-	$1,942	$1,942

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2011	2012

Opening balance	$480	$1,046
Increase in contingent consideration	750	1,192
Decrease in contingent consideration due to settlement	(225)	(315)
Amortization of interest	41	19

Closing balance	$1,046	$1,942

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable and Prepaid Expenses Disclosure [Abstract]
Schedule Of Accounts Receivable and Prepaid Expenses [Table Text Block]

	December 31,
	2011	2012

Short-term lease deposits	$817	$615
Prepaid expenses	427	1,039
Government authorities	3,073	2,313
Deferred tax assets, net	1,878	2,522
Restricted deposits	-	163
Other	206	44

	$6,401	$6,696

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule Of Property and Equipment [Table Text Block]

	December 31,
	2011	2012
Cost:

Leasehold improvements	$472	$470
Computers and peripheral equipment	9,396	9,826
Office furniture and equipment	1,790	1,875
Motor vehicles	243	244
Software	2,469	2,479

	14,370	14,894
Accumulated depreciation:

Leasehold improvements	205	242
Computers and peripheral equipment	9,103	9,420
Office furniture and equipment	1,250	1,435
Motor vehicles	97	124
Software	1,686	1,775

	12,341	12,996

Depreciated cost	$2,029	$1,898

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

	December 31,
	2011	2012
Original amounts:

Capitalized software costs	$49,723	$54,599
Customer relationships	15,435	19,405
Backlog and non-compete agreement	1,112	1,112
Acquired technology	2,138	2,138

	68,408	77,254
Accumulated amortization:

Capitalized software costs	37,370	41,191
Customer relationships	3,606	5,756
Backlog and non-compete agreement	31	472
Acquired technology	-	174

	41,007	47,593

Intangible assets, net	$27,401	$29,661

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The estimated future amortization expense of intangible assets as of December 31, 2012 is as follows:

2013	6,947
2014	5,537
2015	4,905
2016	3,899
2017	2,335
2018 and thereafter	6,038

$29,661

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

Changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 according to the Company's reporting units are as follows:

	IT professional services	Software services	Total

As of January 1, 2011	$12,428	$12,196	$24,624

Business combination	-	14,245	14,245
Adjustments due to finalized purchase price allocation	(520)	363	(157)
Foreign currency translation adjustments	-	185	185

As of December 31, 2011	11,908	26,989	38,897

Business combination	5,809	-	5,809
Additional consideration in conjunction with acquisitions	-	140	140
Foreign currency translation adjustments	-	(502)	(502)

As of December 31, 2012	$17,717	$26,627	$44,344

ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

	December 31,
	2011	2012

Employees and payroll accruals	$6,228	$7,073
Accrued expenses	1,865	1,917
Deferred and contingent payments related to acquisitions	2,325	3,828
Government authorities	3,177	2,175
Other	2,157	2,544

	$15,752	$17,537

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2010	2011	2012

Domestic	$4,288	$7,197	$10,462
Foreign	4,985	7,866	6,092

	$9,273	$15,063	$16,554

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2010	2011	2012
Current:

Domestic	$446	$447	$(1,291)
Foreign	1,234	1,000	302

	1,680	1,447	(989)
Deferred taxes:

Domestic	(2,681)	(1,800)	414
Foreign	899	150	669

	(1,782)	(1,650)	1,083

Taxes on income (tax benefit)	$(102)	$(203)	$94

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2011	2012

Net operating loss carryforwards	$8,403	$5,938
Allowances, reserves and intangible assets	993	809

Deferred tax assets before valuation allowance	9,396	6,747
Less - valuation allowance	(2,891)	(888)

Deferred tax assets	6,505	5,859
Capitalized software costs	(1,575)	(1,772)

Deferred tax assets, net	$4,930	$4,087

Schedule Of Deferred Tax Assets [Table Text Block]

Both current deferred tax liabilities and long term deferred tax liabilities are in respect of acquired intangible assets.

	December 31,
	2011	2012

Current tax assets	$1,877	$2,522
Non-current tax assets	3,053	1,565

Deferred tax assets	$4,930	$4,087

Schedule Of Deferred Tax Liabilities [Table Text Block]

Significant components of the Company and its subsidiaries deferred tax liability are as follows:

	December 31,
	2011	2012

Current liabilities	$(2,509)	$(2,355)
Non-current liabilities	(735)	(738)

Net deferred tax liabilities	$(3,244)	$(3,093)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Reconciling items between the 2010, 2011 and 2012 statutory tax rate (25%, 24% and 25%, respectively) of the Company and the effective tax rate is presented in the following table:

	Year ended December 31,
	2010	2011	2012

Income before taxes, as reported in the consolidated statements of income	$9,273	$15,063	$16,554

Statutory tax rate	25%	24%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$2,318	$3,615	$4,139
Tax adjustment in respect of different tax rates	525	866	444
Deferred taxes on losses for which full valuation allowance was provided in the past	(1,663)	(37)	651
Changes in valuation allowance	(2,676)	(4,429)	(2,003)
Tax benefits in respect of prior years, net	318	(73)	(1,126)
Nondeductible expenses	181	40	*) 20
Uncertain tax position and other differences	895	(185)	**) (2,031)

Income tax (tax benefit)	$(102)	$(203)	$94

*)	In 2012, the Company reversed its writeoff of tax prepayment advances from prior years since the Company believes the utilization of the prepayments is more-likely-than not in the near future.
**)	This amount is mainly comprised of tax provisions reversal due to statute of limitation of prior years' tax assessments amounting to $1,270.

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax positions at January 1, 2011	$1,194

Increase in tax positions taken in the year	710

Gross unrecognized tax positions at December 31, 2011	1,904

Increase in tax positions taken in prior years	270

Decrease in tax positions taken in prior years	(489)

Gross unrecognized tax benefits at December 31, 2012	$1,685

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Compensation, Employee Stock Option Plan, Activity [Table Text Block]

A summary of employee option activity under the Plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2012	1,355,879	$2.31	6.46	$3,416
Granted	-	-
Exercised	(136,708)	$2.53
Forfeited	(61,786)	$2.13
Outstanding at December 31, 2012	1,157,385	$2.74	5.87	$2,298
Exercisable at December 31, 2012	791,797	$2.54	4.86	$1,738
Vested and expected to vest at December 31, 2012	1,117,531	$2.70	5.77	$2,261

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table represents the employee option activity whose vesting is contingent upon meeting various departmental and Company's wide performance goals (including revenue growth and net gain index), as of December 31, 2012. These options have been included in the above table on employee option activity:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	139,250	$1.44	6.55	$519

Outstanding at December 31, 2012	139,250	$1.44	5.55	$454

Exercisable at December 31, 2012	114,250	$1.51	5.45	$364

Vested and expected to vest at December 31, 2012	138,905	$1.44	5.55	$452

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The options outstanding as of December 31, 2012, have been separated into ranges of exercise price categories, as follows:

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
In $
0-1	67,913	5.02	$0.17	50,413	$0.23
1.01-2	273,798	5.07	$1.40	236,298	$1.42
2.01-3	286,334	6.74	$2.29	216,996	$2.29
3.01-4	447,090	6.81	$3.89	205,840	$3.83
4.01-5	57,250	1.01	$4.06	57,250	$4.06
5.01-6	25,000	1.21	$5.95	25,000	$5.95

	1,157,385	5.87	$2.74	791,797	$2.54

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated other comprehensive income:

	December 31,
	2010	2011	2012

Accumulated realized and unrealized gain on available-for-sale securities, net	$218	$145	$173
Accumulated foreign currency translation adjustments	218	(152)	(776)
Unrealized gain (loss) on derivative instruments, net	11	(12)	17

Total other comprehensive income	$447	$(19)	$(586)

SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2012
Selected Statement Of Income Data [Abstract]
Schedule Of Research and Development Expense [Table Text Block]
Research and development costs, net:

	Year ended December 31,
	2010	2011	2012

Total costs	$5,667	$7,269	$7,916
Less - capitalized software costs	(3,595)	(5,222)	(4,969)

Research and development, net	$2,072	$2,047	$2,947

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
Financial income (expenses), net:

Interest income net of bank charges	$24	$397	$20
Interest expenses related to liabilities in connection with acquisitions	(173)	(112)	(48)
Interest income from debt instruments	96	67	49
Loss arising from foreign currency translation and other	(171)	(131)	(11)

Financial income(expenses), net	$(224)	$221	$10

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease commitments under non-cancelable operating leases as of December 31, 2012, are as follows:
2013	$921
2014	579
2015	312
2016 and thereafter	202

$2,014

NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2010	2011	2012

Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$9,375	$15,044	$16,183

Weighted average ordinary shares outstanding:

Denominator for basic net earnings per share	32,139,686	36,267,739	36,502,264
Effect of dilutive securities	591,360	777,968	605,406

Denominator for diluted net earnings per share	32,731,046	37,045,707	37,107,670

Basic and diluted earnings per share	$0.29	$0.41	$0.44

SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2010

Total revenues	$46,262	$42,316	$-	$88,578
Expenses	36,556	39,249	3,435	79,240

Segment operating income (loss)	$9,706	$3,067	$(3,435)	$9,338

Depreciation and amortization	$3,610	$615	$341	$4,566

	Software services	IT professional services	Unallocated expense	Total
2011

Total revenues	$58,137	$55,191	$-	$113,328
Expenses	44,086	50,468	4,057	98,611

Segment operating income (loss)	$14,051	$4,723	$(4,057)	$14,717

Depreciation and amortization	$3,837	$853	$350	$5,040

2012

Total revenues	$65,410	$60,970	$-	$126,380
Expenses	50,497	55,456	4,019	109,972

Segment operating income (loss)	$14,913	$5,514	$(4,019)	$16,408

Depreciation and amortization	$5,937	$1,182	$344	$7,463

Schedule Of Revenues From Geographical Segments [Table Text Block]

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012

Israel	$4,405	$7,982	$11,561
Europe	21,788	24,351	29,139
United States	48,888	60,727	64,591
Japan	10,806	12,111	12,661
Other	2,691	8,157	8,428

	$88,578	$113,328	$126,380

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The Company's long-lived assets are located as follows:

	December 31,
	2011	2012

Israel	$39,567	$48,452
Europe	1,836	2,171
United States	16,225	15,459
Japan	6,804	6,164
Other	3,895	3,657

	$68,327	$75,903

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
January 1, 2012	$ 0
Redeemable non-controlling interests (see Note 3f)	1,880
Net income attributable to redeemable non-controlling interests	24	222	0
Foreign currency translation adjustments	27
December 31, 2012	$ 2,160	$ 0

SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2012
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment, Useful Life	3 years
Motor vehicles [Member]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Over the shorter of the lease term or useful economic life
Maximum [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment, Useful Life	15 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment, Useful Life	7 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment, Useful Life	3 years

SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Dividend yield	0.00%	0.00%
Expected volatility, Minimum	63.30%	61.20%
Expected volatility, Maximum	65.30%	62.80%
Risk-free interest rate, Minimum		2.53%
Risk-free interest rate, Maximum		3.71%
Risk-free interest rate	2.10%
Expected forfeiture (employees)	8.40%	9.70%
Expected forfeiture (executives)	5.20%	7.10%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple (employees)	2.7	2.3
Suboptimal exercise multiple (executives)	3.2	3

SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation expense	$ 515	$ 633	$ 300
Research and Development Expense [Member]
Total stock-based compensation expense	114	54	61
Selling and Marketing Expense [Member]
Total stock-based compensation expense	82	92	75
General and Administrative Expense [Member]
Total stock-based compensation expense	303	483	162
Cost Of Revenue [Member]
Total stock-based compensation expense	$ 16	$ 4	$ 2

SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Total derivatives	$ 156	$ 42
Other Accounts Receivable and Prepaid Expenses [Member]
ASSETS
Derivatives not designated as hedging	140	54
Liabilities:
Foreign exchange option contracts	16	0
Accrued Expenses and Other Accounts Payable [Member]
Liabilities:
Foreign exchange option contracts	$ 0	$ (12)

SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives not designated as hedging:
Total derivatives	$ 245	$ 122	$ (51)
Operating Expenses [Member]
Cash flow hedging:
Foreign exchange forward and option contracts	0	63	(55)
Financial Expenses [Member]
Derivatives not designated as hedging:
Foreign exchange forward contracts	$ 245	$ 59	$ 4

SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance Costs	$ 829	$ 609	$ 461
Advertising Expense	556	313	320
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	669,887	550,430	615,838
Unrecognized Tax Benefits Income (Expences)	420	136	204
Short Term Bank Deposit	0
Restricted Deposit	196	0
Dividend Distribution Maximum Percentage	50.00%
Allocated Share-based Compensation Expense	515	633	300
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	16
Purchase Of NIS With US Dollars [Member]
Notional Amount of Foreign Currency Derivatives	519	2,591
Purchase Of US Dollars With Euros [Member]
Notional Amount of Foreign Currency Derivatives	0	506
Purchase Of US Dollars With Japanese Yen [Member]
Notional Amount of Foreign Currency Derivatives	$ 1,276	$ 0
Minimum [Member]
Capitalized Computer Software Amortization Term	2 years
Maximum [Member]
Capitalized Computer Software Amortization Term	5 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years 6 months
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
U S Dollars [Member]
Short Term Bank Deposit Interest Rate		2.40%
Hungarian Forint [Member]
Short Term Bank Deposit Interest Rate		4.40%

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details) (Consulting and Staffing Services Company One [Member], USD $) In Thousands, unless otherwise specified	Jan. 17, 2010
Consulting and Staffing Services Company One [Member]
Working capital, including deferred tax liability	$ 3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873
Total assets acquired	13,684
Liabilities due to acquisition activities	5,059
Net assets acquired	$ 8,625

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Oct. 31, 2010 Consulting and Staffing Services Company Two [Member]
Net liabilities		$ (908)
Non-controlling interest	(1,880)	(165)
Goodwill		1,988
Customer relationships		685
Net assets acquired		$ 1,600

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2010 Magix Integration Proprietary Ltd [Member]
Fixed assets		$ 8
Non-controlling interest	(1,880)	(1,323)
Deferred tax liability		(437)
Goodwill		2,159
Customer relationships		1,560
Total assets acquired		1,967
Liabilities due to acquisition activities		(807)
Net assets acquired		$ 1,160

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	May 31, 2011 Software Solution Provider [Member]
Net assets		$ 572
Non-controlling interest	(1,880)	(262)
Intangible assets		2,359
Deferred tax liability		(589)
Goodwill		3,887
Net assets acquired		$ 5,967

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 4) (App Builder [Member], USD $) In Thousands, unless otherwise specified	Dec. 27, 2011
App Builder [Member]
Net liabilities	$ (3,248)
Intangible assets	7,251
Goodwill	8,702
Net assets acquired	$ 12,705

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Non-controlling interest	$ 1,880
Comm It Group [Member]
Net assets	1,219
Non-controlling interest	(1,880)
Intangible assets *)	3,873	[1]
Goodwill *)	5,809	[1]
Net assets acquired	$ 9,021

[1]	In 2012, the Company reversed its writeoff of tax prepayment advances from prior years since the Company believes the utilization of the prepayments is more-likely-than not in the near future.

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 6) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Total revenues	$ 132,251	$ 122,873
Net income attributable to Magic Software Enterprises shareholders	$ 16,225	$ 15,668
Earnings per share
Basic (in dollars per share)	$ 0.44	$ 0.43
Diluted (in dollars per share)	$ 0.44	$ 0.42

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 17, 2010 Consulting and Staffing Services Company One [Member]	Oct. 31, 2010 Consulting and Staffing Services Company Two [Member]	Oct. 01, 2011 Magix Integration Proprietary Ltd [Member]	Apr. 01, 2011 Magix Integration Proprietary Ltd [Member]	Dec. 31, 2010 Magix Integration Proprietary Ltd [Member]	May 31, 2011 Software Solution Provider [Member]	Dec. 31, 2012 App Builder [Member]	Dec. 31, 2011 App Builder [Member]	Dec. 31, 2012 Xsell Resources Inc [Member]	Dec. 31, 2012 Comm It Group [Member]	Dec. 31, 2011 Complete Business Solutions Ltd [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2010 Customer Relationships [Member] Consulting and Staffing Services Company Two [Member]	Dec. 31, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2010 Customer Relationships [Member] Minimum [Member] Consulting and Staffing Services Company One [Member]	Dec. 31, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2010 Customer Relationships [Member] Maximum [Member] Consulting and Staffing Services Company One [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price				$ 13,684		$ 587	$ 1,105	$ 1,560				$ 314
Business Acquisition, Cost of Acquired Entity, Cash Paid				8,625						140	12,565		4,990
Business Acquisition Cost Of Acquired Entity Purchase Price To Be Paid				5,400
Business Acquisition, Contingent Consideration, at Fair Value													4,031
Finite-Lived Intangible Asset, Useful Life																				6 years	3 years 6 months	4 years	15 years	15 years
Equity Method Investment, Ownership Percentage					88.00%			51.00%	100.00%			100.00%
Business Acquisition Percentage Of Interest Description	Option to increase its holdings by 24% to 75% in total with a fair value.
Business Acquisition Percentage Of Interests, Option To Increase					100.00%			75.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage						100.00%	24.00%					12.00%	80.00%	95.00%
Business Acquisition Non Controlling Interest Adjustment						1,466						165
Business Acquisition Non Controlling Interest Adjustment To Additional Paid In Capital						226						149
Business Acquistion Purchase Price Allocation Increase Decrease In Goodwill Recorded	480
Business Acquistion Purchase Price Allocation Increase Decrease In Deferred Tax Liability Recorded	589
Business Acquisition Purchase Price Allocation Customer Relationships	1,930	4,430
Business Acquisition Purchase Price Allocation Non Compete Agreement	429
Amortization Of Acquired Intangible Assets Term	8 years	15 years													4 years	3 years 6 months	10 years	15 years	10 years
Business Acquistion Purchase Price Allocation Increase Decrease In Intangible Assets Recorded		1,465
Business Acquistion Purchase Price Allocation Increase Decrease In Deferred Revenues Recorded		1,348
Business Acquisition Purchase Price Allocation Developed Technology		2,138
Business Acquisition Purchase Price Allocation Backlog		683
Business Combination, Consideration Transferred													9,021
Business Acquisition, Contingent Consideration, Potential Cash Payment													1,414
Business Acquisition Contingent Consideration Deferred Payment													2,617
Liabilities due to acquisition activities				5,059	908			807					4,042
Financial Expenses On Business Acquisition	$ 48	$ 112	$ 173

MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 717	$ 1,096
Unrealized losses	0	0
Unrealized gains	173	145
Market value	890	1,241
Equity Funds [Member]
Amortized Cost	118	118
Unrealized losses	0	0
Unrealized gains	108	50
Market value	226	168
Government Bonds [Member]
Amortized Cost	407	407
Unrealized losses	0	0
Unrealized gains	20	28
Market value	427	435
Commercial Bonds [Member]
Amortized Cost	192	571
Unrealized losses	0	0
Unrealized gains	45	67
Market value	$ 237	$ 638

MARKETABLE SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Due in one year or less - Amortized cost	$ 0
Due between one year to five years- Amortized cost	599
Gross unrealized gains (losses), Amortized cost	599
Due in one year or less - Gross unrealized Gains	0
Due between one year to five years - Gross unrealized Gains	65
Gross unrealized gains	65
Due in one year or less - Gross unrealized Losses	0
Due between one year to five years - Gross unrealized Losses	0
Gross unrealized Losses	0
Due in one year or less - Estimated fair value	0
Due between one year to five years - Estimated fair value	664
Available-for-sale Securities, Debt Securities	$ 664

MARKETABLE SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other comprehensive income from available-for-sale securities	$ 145	$ 218
Reclassification to earnings of realized gain from available-for-sale securities	0	(20)
Unrealized loss from available-for-sale securities	28	(53)
Other comprehensive income from available-for-sale securities	$ 173	$ 145

FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Government bonds	$ 427	$ 435
Corporate bonds	237	638
Equity fund	226	168
Foreign currency derivative contracts	156	42
Total financial assets	1,046	1,283
Liabilities:
Contingent consideration	1,942	1,046
Total financials liabilities	1,942	1,046
Fair Value, Inputs, Level 1 [Member]
Assets:
Government bonds	427	435
Corporate bonds	0	0
Equity fund	226	168
Foreign currency derivative contracts	0	0
Total financial assets	653	603
Liabilities:
Contingent consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Government bonds	0	0
Corporate bonds	237	638
Equity fund	0	0
Foreign currency derivative contracts	156	42
Total financial assets	393	680
Liabilities:
Contingent consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Government bonds	0	0
Corporate bonds	0	0
Equity fund	0	0
Foreign currency derivative contracts	0	0
Total financial assets	0	0
Liabilities:
Contingent consideration	1,942	1,046
Total financials liabilities	$ 1,942	$ 1,046

FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Opening balance	$ 1,046	$ 480
Increase in contingent consideration	1,192	750
Decrease in contingent consideration due to settlement	(315)	(225)
Amortization of interest	19	41
Closing balance	$ 1,942	$ 1,046

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term lease deposits	$ 615	$ 817
Prepaid expenses	1,039	427
Government authorities	2,313	3,073
Deferred tax assets, net	2,522	1,878
Restricted deposits	163	0
Other	44	206
Prepaid Expense and Other Assets, Current, Total	$ 6,696	$ 6,401

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 14,894	$ 14,370
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	12,996	12,341
Depreciated cost	1,898	2,029
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	470	472
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	242	205
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment, Gross	9,826	9,396
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	9,420	9,103
Office Furniture and Equipment [Member]
Property, Plant and Equipment, Gross	1,875	1,790
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,435	1,250
Motor vehicles [Member]
Property, Plant and Equipment, Gross	244	243
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	124	97
Software [Member]
Property, Plant and Equipment, Gross	2,479	2,469
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,775	$ 1,686

PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 757	$ 630	$ 626

INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Gross	$ 77,254	$ 68,408
Finite-Lived Intangible Assets, Accumulated Amortization	47,593	41,007
Intangible assets, net	29,661	27,401
Capitalized software costs [Member]
Finite-Lived Intangible Assets, Gross	54,599	49,723
Finite-Lived Intangible Assets, Accumulated Amortization	41,191	37,370
Customer relationships [Member]
Finite-Lived Intangible Assets, Gross	19,405	15,435
Finite-Lived Intangible Assets, Accumulated Amortization	5,756	3,606
Backlog and non-compete agreement [Member]
Finite-Lived Intangible Assets, Gross	1,112	1,112
Finite-Lived Intangible Assets, Accumulated Amortization	472	31
Acquired technology [Member]
Finite-Lived Intangible Assets, Gross	2,138	2,138
Finite-Lived Intangible Assets, Accumulated Amortization	$ 174	$ 0

INTANGIBLE ASSETS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 6,947
2014	5,537
2015	4,905
2016	3,899
2017	2,335
2018 and thereafter	6,038
Finite-Lived Intangible Assets, Net	$ 29,661	$ 27,401

INTANGIBLE ASSETS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Intangible Assets	$ 6,687	$ 4,410	$ 3,940

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill, Beginning Balance	$ 38,897	$ 24,624
Business combination	5,809	14,245
Adjustments due to purchase price allocation	140	(157)
Foreign currency translation adjustments	(502)	185
Goodwill, Ending Balance	44,344	38,897
IT Professional Services [Member]
Goodwill, Beginning Balance	11,908	12,428
Business combination	5,809	0
Adjustments due to purchase price allocation	0	(520)
Foreign currency translation adjustments	0	0
Goodwill, Ending Balance	17,717	11,908
Software Services [Member]
Goodwill, Beginning Balance	26,989	12,196
Business combination	0	14,245
Adjustments due to purchase price allocation	140	363
Foreign currency translation adjustments	(502)	185
Goodwill, Ending Balance	$ 26,627	$ 26,989

GOODWILL (Details Textual)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Inputs, Long-term Revenue Growth Rate	3.00%	3.00%
Maximum [Member]
Fair Value Inputs, Discount Rate	15.00%	15.00%
Minimum [Member]
Fair Value Inputs, Discount Rate	14.00%	14.00%

ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Employees and payroll accruals	$ 7,073	$ 6,228
Accrued expenses	1,917	1,865
Deferred and contingent payments related to acquisitions	3,828	2,325
Government authorities	2,175	3,177
Other	2,544	2,157
Accrued Expenses And Other Accounts Payable	$ 17,537	$ 15,752

TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	$ 10,462	$ 7,197	$ 4,288
Foreign	6,092	7,866	4,985
Income before taxes on income	$ 16,554	$ 15,063	$ 9,273

TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Current Income Tax Expense (Benefit)	$ (989)	$ 1,447	$ 1,680
Deferred taxes:
Deferred Income Tax Expense (Benefit)	1,083	(1,650)	(1,782)
Tax benefit (taxes on income)	94	(203)	(102)
Domestic [Member]
Current:
Current Income Tax Expense (Benefit)	(1,291)	447	446
Deferred taxes:
Deferred Income Tax Expense (Benefit)	414	(1,800)	(2,681)
Foreign [Member]
Current:
Current Income Tax Expense (Benefit)	302	1,000	1,234
Deferred taxes:
Deferred Income Tax Expense (Benefit)	$ 669	$ 150	$ 899

TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforwards	$ 5,938	$ 8,403
Allowances, reserves and intangible assets	809	993
Deferred tax assets before valuation allowance	6,747	9,396
Less - valuation allowance	(888)	(2,891)
Deferred tax assets	5,859	6,505
Capitalized software costs	(1,772)	(1,575)
Deferred tax assets, net	$ 4,087	$ 4,930

TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current tax assets	$ 2,522	$ 1,877
Non-current tax assets	1,565	3,053
Deferred tax assets, net	$ 4,087	$ 4,930

TAXES ON INCOME (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current liabilities	$ (2,355)	$ (2,509)
Non-current liabilities	(738)	(735)
Net deferred tax liabilities	$ (3,093)	$ (3,244)

TAXES ON INCOME (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Income before taxes, as reported in the consolidated statements of income	$ 16,554		$ 15,063	$ 9,273
Statutory tax rate	25.00%		24.00%	25.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	4,139		3,615	2,318
Tax adjustment in respect of different tax rates	444		866	525
Deferred taxes on losses for which full valuation allowance was provided in the past	651		(37)	(1,663)
Changes in valuation allowance	(2,003)		(4,429)	(2,676)
Tax benefits in respect of prior years, net	(1,126)		(73)	318
Nondeductible expenses	20	[1]	40	181
Uncertain tax position and other differences	(2,031)	[2]	(185)	895
Income tax (tax benefit)	$ 94		$ (203)	$ (102)

[1]	In 2012, the Company reversed its writeoff of tax prepayment advances from prior years since the Company believes the utilization of the prepayments is more-likely-than not in the near future.
[2]	This amount is mainly comprised of tax provisions reversal due to statute of limitation of prior years' tax assessments amounting to $1,270.

TAXES ON INCOME (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gross unrecognized tax positions	$ 1,904	$ 1,194
Increase in tax positions taken in current year	270	710
Decrease in tax positions taken in prior years	(489)
Gross unrecognized tax positions	$ 1,685	$ 1,904

TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	25.00%	24.00%	25.00%
Changes in valuation allowance	$ (2,003)	$ (4,429)	$ (2,676)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	(21)	17
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	55	76
Operating Loss Carryforwards	19,596
Tax Adjustments, Settlements, and Unusual Provisions	1,270
Tax benefit (taxes on income)	94	(203)	(102)
Europe [Member]
Operating Loss Carryforwards, Expiration Dates	The Company's subsidiaries in Europe had estimated total available tax loss carryforwards of $ 5,199 as of December 31, 2012, to offset against future taxable income.
Changes in valuation allowance	5,199
United States [Member]
Operating Loss Carryforwards, Expiration Dates	The Company's subsidiaries in the U.S had estimated total available tax loss carryforwards of $ 3,835 as of December 31, 2012, which can be carried forward and offset against taxable income for a period of up to 20 years, from the year the loss was incurred.
Changes in valuation allowance	$ 3,835
Other Areas [Member] | Year Two Thousand Eleven To Two Thousand Twelve [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	15.00%
Other Areas [Member] | Year Two Thousand Thirteen To Two Fourteen Twelve [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	12.50%
Other Areas [Member] | Thereafter [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	12.00%

SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007
Outstanding- Number of options	1,355,879
Granted - Number of options	0		100,000	825,000
Exercised - Number of options	(136,708)
Forfeited - Number of options	(61,786)
Outstanding- Number of options	1,157,385	1,355,879
Exercisable - Number of options	791,797
Vested and expected to vest - Number of options	1,117,531
Outstanding - Weighted average exercise price	$ 2.31
Granted - Weighted average exercise price	$ 0
Exercised - Weighted average exercise price	$ 2.53
Forfeited - Weighted average exercise price	$ 2.13
Outstanding - Weighted average exercise price	$ 2.74	$ 2.31
Exercisable - Weighted average exercise price	$ 2.54
Vested and expected to vest - Weighted average exercise price	$ 2.7
Outstanding - Weighted average remaining contractual term (in years)	5 years 10 months 13 days	6 years 5 months 16 days
Exercisable - Weighted average remaining contractual term (in years)	4 years 10 months 10 days
Vested and expected to vest - Weighted average remaining contractual term (in years)	5 years 9 months 7 days
Outstanding - Aggregate intrinsic value	$ 3,416
Outstanding - Aggregate intrinsic value	2,298	3,416
Exercisable - Aggregate intrinsic value	1,738
Vested and expected to vest - Aggregate intrinsic value	$ 2,261

SHAREHOLDERS' EQUITY (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding- Number of options	1,355,879
Exercised - Number of options	(136,708)
Outstanding- Number of options	1,157,385	1,355,879
Exercisable - Number of options	791,797
Vested and expected to vest - Number of options	1,117,531
Outstanding - Weighted average exercise price	$ 2.31
Exercised - Weighted average exercise price	$ 2.53
Outstanding - Weighted average exercise price	$ 2.74	$ 2.31
Exercisable - Weighted average exercise price	$ 2.54
Vested and expected to vest - Weighted average exercise price	$ 2.7
Outstanding - Weighted average remaining contractual term (in years)	5 years 10 months 13 days	6 years 5 months 16 days
Exercisable - Weighted average remaining contractual term (in years)	4 years 10 months 10 days
Vested and expected to vest - Weighted average remaining contractual term (in years)	5 years 9 months 7 days
Outstanding - Aggregate intrinsic value	$ 3,416
Exercised - Aggregate intrinsic value	572	2,197	1,895
Outstanding - Aggregate intrinsic value	2,298	3,416
Exercisable - Aggregate intrinsic value	1,738
Vested and expected to vest - Aggregate intrinsic value	2,261
Performance Shares [Member]
Outstanding- Number of options	139,250
Outstanding- Number of options	139,250	139,250
Exercisable - Number of options	114,250
Vested and expected to vest - Number of options	138,905
Outstanding - Weighted average exercise price	$ 1.44
Outstanding - Weighted average exercise price	$ 1.44	$ 1.44
Exercisable - Weighted average exercise price	$ 1.51
Vested and expected to vest - Weighted average exercise price	$ 1.44
Outstanding - Weighted average remaining contractual term (in years)	5 years 6 months 18 days	6 years 6 months 18 days
Exercisable - Weighted average remaining contractual term (in years)	5 years 5 months 12 days
Vested and expected to vest - Weighted average remaining contractual term (in years)	5 years 6 months 18 days
Outstanding - Aggregate intrinsic value	519
Outstanding - Aggregate intrinsic value	454	519
Exercisable - Aggregate intrinsic value	364
Vested and expected to vest - Aggregate intrinsic value	$ 452

SHAREHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options Outstanding	1,157,385	1,355,879
Weighted average remaining contractual Life (years)	5 years 10 months 13 days	6 years 5 months 16 days
Weighted average exercise price	$ 2.74	$ 2.31
Options exercisable	791,797
Weighted averageexercise price of exercisable	$ 2.54
Exercise Price One [Member]
Options Outstanding	67,913
Weighted average remaining contractual Life (years)	5 years 7 days
Weighted average exercise price	$ 0.17
Options exercisable	50,413
Weighted averageexercise price of exercisable	$ 0.23
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 1
Exercise Price Two [Member]
Options Outstanding	273,798
Weighted average remaining contractual Life (years)	5 years 26 days
Weighted average exercise price	$ 1.4
Options exercisable	236,298
Weighted averageexercise price of exercisable	$ 1.42
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 1.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2
Exercise Price Three [Member]
Options Outstanding	286,334
Weighted average remaining contractual Life (years)	6 years 8 months 27 days
Weighted average exercise price	$ 2.29
Options exercisable	216,996
Weighted averageexercise price of exercisable	$ 2.29
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 3
Exercise Price Four [Member]
Options Outstanding	447,090
Weighted average remaining contractual Life (years)	6 years 9 months 22 days
Weighted average exercise price	$ 3.89
Options exercisable	205,840
Weighted averageexercise price of exercisable	$ 3.83
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 3.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 4
Exercise Price Five [Member]
Options Outstanding	57,250
Weighted average remaining contractual Life (years)	1 year 4 days
Weighted average exercise price	$ 4.06
Options exercisable	57,250
Weighted averageexercise price of exercisable	$ 4.06
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 4.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 5
Exercise Price Six [Member]
Options Outstanding	25,000
Weighted average remaining contractual Life (years)	1 year 2 months 16 days
Weighted average exercise price	$ 5.95
Options exercisable	25,000
Weighted averageexercise price of exercisable	$ 5.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 5.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 6

SHAREHOLDERS' EQUITY (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated realized and unrealized gain on available-for-sale securities, net	$ 173	$ 145	$ 218
Accumulated foreign currency translation adjustments	(776)	(152)	218
Unrealized gain (loss) on derivative instruments, net	17	(12)	11
Total other comprehensive income	$ (586)	$ (19)	$ 447

SHAREHOLDERS' EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 23, 2010	Dec. 30, 2009
Class of Warrant or Right, Exercise Price of Warrants or Rights						1,134,231
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,227,415					8.26
Granted - Number of options	0			100,000	825,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,157,385	1,355,879
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 4	$ 1.88
Exercised - Aggregate intrinsic value	$ 572	$ 2,197	$ 1,895
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	341
Dividends Payable, Amount Per Share	$ 0.12						$ 0.5
Payments Of Dividends	3,661	0	15,974
Issuance (expense on issuance) of Ordinary shares	0	(21)	20,290
Class Of Warrant Or Right Adjusted Exercise Price Of Warrants Or Rights	8.07
Dividends	3,661
Dividend Per Share	$ 0.1
Dividends Payable	$ 4,397
Payment One [Member]
Dividends Payable, Date to be Paid	Oct 17, 2012
Payment Two [Member]
Dividends Payable, Date to be Paid	Mar 14, 2013
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	1,000,000
2007 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Common Stock [Member]
Issuance of Ordinary shares and warrants (net of issuance expenses $ 1,080) (in shares)			3,287,616
Stock Issued During Period New Issues Price Per Share			$ 6.5

SELECTED STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total costs	$ 7,916	$ 7,269	$ 5,667
Less - capitalized software costs	(4,969)	(5,222)	(3,595)
Research and development, net	$ 2,947	$ 2,047	$ 2,072

SELECTED STATEMENTS OF INCOME DATA (Details1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income net of bank charges	$ 20	$ 397	$ 24
Interest expenses related to liabilities in connection with acquisitions	(48)	(112)	(173)
Interest income from debt instruments	49	67	96
Loss arising from foreign currency translation and other	(11)	(131)	(171)
Financial income(expenses), net	$ 10	$ 221	$ (224)

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 921
2014	579
2015	312
2016 and thereafter	202
Operating Leases, Future Minimum Payments Due	$ 2,014

COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 EUR (€)	Mar. 31, 2006 USD ($)	Mar. 31, 2006 EUR (€)	Dec. 31, 2012 USD ($) sqft	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 ILS	Dec. 31, 2005 USD ($)	Dec. 31, 2012 New Israeli Shekel [Member] USD ($)
Operating Leases, Rent Expense					$ 1,701	$ 1,733	$ 1,487
Lease Agreement Maximum Penalties Amount					371
Guarantee Obligations Total											163
Loss Contingency, Damages Sought, Value			643	488				13,930	52,000
Loss Contingency Damages Sought Value Increase	238,000	63,755
Grants Received										1,526
Percentage Of Royalty										3.00%
Lease Commitment Description					amount of lease commitment for the next 6 months in Israel and India mentioned above is approximately $ 277
Area of Land					43,170
Lease Expiration Date					Dec 31, 2014
Contractual Obligation					$ 188

NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$ 16,183	$ 15,044	$ 9,375
Weighted average ordinary shares outstanding:
Denominator for basic net earnings per share	36,502,264	36,267,739	32,139,686
Effect of dilutive securities	$ 605,406	$ 777,968	$ 591,360
Denominator for diluted net earnings per share	37,107,670	37,045,707	32,731,046
Basic and diluted earnings per share (in dollars per share)	$ 0.44	$ 0.41	$ 0.29

SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues	$ 126,380	$ 113,328	$ 88,578
Expenses	109,972	98,611	79,240
Segment operating income (loss)	16,408	14,717	9,338
Depreciation and amortization	7,444	5,040	4,566
Software Services [Member]
Total revenues	65,410	58,137	46,262
Expenses	50,497	44,086	36,556
Segment operating income (loss)	14,913	14,051	9,706
Depreciation and amortization	5,937	3,837	3,610
IT Professional Services [Member]
Total revenues	60,970	55,191	42,316
Expenses	55,456	50,468	39,249
Segment operating income (loss)	5,514	4,723	3,067
Depreciation and amortization	1,182	853	615
Unallocated Expense [Member]
Total revenues	0	0	0
Expenses	4,019	4,057	3,435
Segment operating income (loss)	(4,019)	(4,057)	(3,435)
Depreciation and amortization	$ 344	$ 350	$ 341

SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues	$ 126,380	$ 113,328	$ 88,578
Israel [Member]
Total revenues	11,561	7,982	4,405
Europe [Member]
Total revenues	29,139	24,351	21,788
United States [Member]
Total revenues	64,591	60,727	48,888
Japan [Member]
Total revenues	12,661	12,111	10,806
Other [Member]
Total revenues	$ 8,428	$ 8,157	$ 2,691

SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Lived Assets	$ 75,903	$ 68,327
Israel [Member]
Long-Lived Assets	48,452	39,567
Europe [Member]
Long-Lived Assets	2,171	1,836
United States [Member]
Long-Lived Assets	15,459	16,225
Japan [Member]
Long-Lived Assets	6,164	6,804
Others [Member]
Long-Lived Assets	$ 3,657	$ 3,895

SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity-Wide Revenue, Major Customer, Percentage	19.00%	25.00%	29.00%

SUBSEQUENT EVENTS (Details Textual)	1 Months Ended
Feb. 28, 2013
Subsequent Event, Date Evaluated, Description	On February 14, 2013, the Company declared a dividend distribution of $ 0.12 per share ($ 4,397 in the aggregate) which was paid on March 14, 2013